UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)               (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Cavalier Funds

ANNUAL REPORT

May 31, 2019

Cavalier Adaptive Income Fund
Cavalier Fundamental Growth Fund
Cavalier Growth Opportunities Fund
Cavalier Hedged High Income Fund
Cavalier Tactical Economic Fund
Cavalier Tactical Rotation Fund

Institutional Class
Class C Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the “Funds”).  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	…..……………………………………………………………………………………..	1
Cavalier Adaptive Income Fund	…………………………………………………………………………………………	4
Cavalier Fundamental Growth Fund	…………………………………………………………………………………………	17
Cavalier Growth Opportunities Fund	…………………………………………………………………………………………	32
Cavalier Hedged High Income Fund	…………………………………………………………………………………………	46
Cavalier Tactical Economic Fund	…………………………………………………………………………………………	57
Cavalier Tactical Rotation Fund	…………………………………………………………………………………………	70
Notes to Financial Statements	…………………………………………………………………………………………	85
Auditor Opinion	…………………………………………………………………………………………	98
Additional Information	…………………………………………………………………………………………	100

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Cavalier Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Cavalier, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

As of January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Cavalier.

(Unaudited)
Dear Investor,
We appreciate the opportunity to present the annual report for the period ending May 31, 2019.

Macro Commentary
As we enter the mid-point of 2019, the equity markets have rebounded from the 2018 lower market returns and have returned to a lower volatility and risk environment. During the fourth quarter of 2018, the Dow Jones Industrial Average and the S&P 500 both incurred a negative double-digit drawdown with the S&P 500 index incurring a -13% drawdown from the September highs. We believe that the sell-off was driven by Fed chief Jerome Powell's comments in December 2018 on the strength of the economy, increasing interest rates, and potential inflation. We believe that market participants viewed these comments as an indication that rising interest rates may cause the yield curve to invert and slow the economy. The sharp downward turn for equities in Q4 2018 proved to be a typical bull market correction as the market has quickly moved higher and reached all-time highs in April 2019. It was only the seventh time in history the S&P 500 started the first two months of the year with returns over 10% as the S&P 500 returned 11.21% from Jan-Feb. The Federal Reserve has also paused on increasing interest rates through the first half of 2019, and market forecasts are indicating potential rate cuts with a possible US growth slowdown impacted by US trade/tariff wars with China and Mexico.
The equity markets will look to the second half of 2019 with tailwinds from possible interest rate cuts from the Federal Reserve and positive corporate earnings balancing potential risks to the economy including US trade/tariff wars, low inflation, and US yield curve inversion. On the positive side, S&P 500 earnings numbers and estimates appear to be weathering the trade battles. According to zacks.com, for the S&P 500 Index, total 2019 earnings are expected to be up +3% to 5%. The S&P 500 Index revenue growth is fairly stable: Q1 2019 revenue growth was +5.3%, Q2 2019 is expected to be up +4.2%, and full year 2019 revenue growth is expected around +4.6%. With the backdrop of potential easy monetary policy, strong first half market returns, and positive earnings for 2019, US equities should have some positive momentum in the second half of 2019. Risks to this scenario will likely center around US trade wars with China and potential yield curve inversion. As the tariffs continue to cause global concerns, markets may become disappointed if a trade deal is not reached with China. Historically, an inverted yield curve has been a reliable predictor of recessions. The economy is expanding at a slow pace and inflation is slightly below Fed targets of 2.0%, thus causing the short end of the yield curve to be higher than the long end of the yield curve.
With markets today surrounded with heightened geopolitical risks, tariff wars, and US yield curve inversion, in our view, it will be prudent to avoid unnecessary risks and maintain a disciplined investment philosophy. The portfolio construction of our Cavalier Equity and Fixed Income Funds adhere to the theory of adaptive correlation and offer a flexible way to off-set short-term market events by gradually, but quickly, reallocating assets to where they will be most effective. Our goal is not to completely avoid downside in a severe bear market but have portfolios that can mitigate downside volatility. We believe we are entering a late stage bull market period where risk management and the effective use of tactical risk management will serve investors well and help them meet their goals.

Market and Fund Performance Recap

Recapping market performance as of May 31, 2019, the S&P 500 is up +10.65% from the beginning of 2019, and on a total return basis, the Barclays U.S. Aggregate Bond index is up +4.69%. US small cap and mid cap equities have slightly underperformed large cap equities. The YTD% returns for international developed markets have been positive also with the S&P Global BMI up +9.26% since the beginning of 2019. US High Yield corporate bonds continue to offer attractive income and yields with a positive YTD return. The BofA Merrill Lynch US High Yield Index was up +7.52% for the year through May 31, 2019.
The performance of each Cavalier Fund shown below has been impacted by many elements described in our macro commentary, especially the market correction in Q4 2018. The relative underperformance in Cavalier Fundamental Growth and Cavalier Growth Opportunities was attributed to the Q4 2018 global market correction. The Cavalier Tactical Rotation and Cavalier Tactical Economic Funds had positioned portfolios slightly more conservative through Q4 2018 and resulted in better relative performance over the fiscal year. The Cavalier Hedged High Income and Cavalier Adaptive Income Funds both showed positive performance as income components of both funds contributed to positive total returns.
Cavalier Adaptive Income Fund
For the fiscal year ended May 31, 2019, in the Cavalier Adaptive Income Fund, the return on the Institutional Class Shares was 6.07%, and the return on the Class C Shares was 4.97%. This compares to a 6.40% for the Barclays Capital US Aggregate Bond Index over the same period.
Cavalier Fundamental Growth Fund
For the fiscal year ended May 31, 2019, in the Cavalier Fundamental Growth Fund, the return on the Institutional Class Shares was -13.63%, the return on the Class C Shares was -14.47%, and the return on the Class A Shares was -13.95%. This compares to -1.97% for the S&P Global Broad Market TR Index over the same period.
Cavalier Growth Opportunities Fund
For the fiscal year ended May 31, 2019, in the Cavalier Growth Opportunities Fund, the return on the Institutional Class Shares was -4.37%, the return on the Class C Shares was -5.28%, and the return on the Class A Shares was -4.72%.  This compares to -1.97% for the S&P Global Broad Market TR Index over the same period.
Cavalier Hedged High Income Fund
For the fiscal year ended May 31, 2019, in the Cavalier Hedged High Income Fund, the return on the Institutional Class Shares was 3.02%, and the return on the Class C Shares was 1.99%.  This compares to 3.97% for the Barclays Capital Global High-Yield Index over the same period.
Cavalier Tactical Economic Fund
For the fiscal year ended May 31, 2019, in the Cavalier Tactical Economic Fund, the return on the Institutional Class Shares was -0.55%, the return on the Class C Shares was -1.47%, and the return on the Class A Shares was -0.18%. (The date of initial public investment on the Class A Shares was October 18, 2018, so they do not yet have a full fiscal year of performance information.)  This compares to 3.78% for the S&P 500 Total Return Index for the one year period ended May 31, 2019.

Cavalier Tactical Rotation Fund
For the fiscal year ended May 31, 2019, in the Cavalier Tactical Rotation Fund, the return on the Institutional Class Shares was -3.38%, the return on the Class C Shares was -4.35%, and the return on the Class A Shares was -3.69%.  This compares to 3.78% for the S&P 500 Total Return Index over the same period.

Summary
Cavalier has designed our suite of products to be suitable for investors seeking the capture of benchmark-like performance in up markets along with the comfort of having a safety net of downside protection built into each Fund offering to reduce asset loss in bear markets. Cavalier Funds are built around the concept that investors can experience benchmark results over a full market cycle, when compared to a static asset allocation, or buy-and-hold investing, with less fear and panic during times of market duress. As markets climb higher and reach new all-time highs in 2019, our goal at Cavalier is to deliver investment products that can achieve market returns in bull markets and tactically seek to manage risk and downside volatility when markets eventually move into bear market territory.

Thank you for the continued opportunity to serve you.
Greg Rutherford	Scott Wetherington

Cavalier Investments, LLC	Cavalier Investments, LLC

Disclosures:
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Funds at 800-773-3863. Fee waivers and expense reimbursements have positively impacted the Funds’ performance. Sales loads are not included in the performance returns reflected in this letter.  If these amounts were included, returns would be less than those reflected.

(RCCAV0619001)

Cavalier Adaptive Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Adaptive Income Fund - Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Institutional Class Shares	6.07%	3.45%	3.07%	10/2/2009
Barclays Capital US Aggregate Bond Index	6.47%	2.70%	3.48%	N/A

Cavalier Adaptive Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 4.14% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Adaptive Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Adaptive Income Fund - Class C Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Class C Shares	4.97%	2.44%	2.06%	2/25/2011
Barclays Capital US Aggregate Bond Index	6.47%	2.70%	3.27%	N/A

(Continued)

Cavalier Adaptive Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 5.18% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Adaptive Income Fund

Schedule of Investments

As of May 31, 2019
				Value (Note 1)

PREFERRED STOCK - 2.66%	Shares	Interest	Maturity
Real Estate - 2.66%		Rate	Date
Preferred Apartment Communities, Inc.	500	5.750%	11/15/2019	$500,000

Total Preferred Stock (Cost $500,000)				500,000
		Interest	Maturity
ASSET-BACKED SECURITIES - 6.08%	Principal	Rate	Date
Aegis Asset Backed Securities Trust Mortgage
Pass-Through Ctfs Series 2004-4 (1M LIBOR + 2.70%)(b)	$254,814	5.104%	10/25/2034	254,806
JP Morgan Mortgage Acquisition Trust
2007-HE1 (1M LIBOR + 0.28%)(b)	500,000	2.684%	3/25/2047	445,252
MortgageIT Mortgage Loan Trust
2006-1 (1M LIBOR + 0.23%)(b)	464,391	2.634%	4/25/2036	441,171

Total Asset-Backed Securities (Cost $1,131,582)				1,141,229
		Interest	Maturity
COLLATERALIZED MORTGAGE OBLIGATIONS - 86.60%	Principal	Rate	Date
Adjustable Rate Mortgage Trust 2005-11 (a)	$450,958	4.345%	2/25/2036	403,008
American Home Mortgage Investment Trust
2004-2 (6M LIBOR +1.50%)(c)	41,020	4.001%	2/25/2044	41,316
American Home Mortgage Investment
Trust 2005-2 (1M LIBOR + 0.70%)(b)	273,619	2.754%	9/25/2045	227,243
Banc of America Alternative Loan Trust 2006-2	89,659	6.000%	3/25/2036	85,706
Banc of America Funding 2004-3 Trust	57,876	5.750%	10/25/2034	59,301
Banc of America Funding 2004-B Trust (a)	77,344	3.120%	12/20/2034	58,933
Banc of America Funding 2005-B Trust (a)	399,154	4.731%	4/20/2035	357,265
Banc of America Funding 2006-B Trust (a)	59,411	3.946%	3/20/2036	56,896
Banc of America Funding 2007-7 Trust (a)	463,736	5.447%	9/25/2037	398,126
Banc of America Funding Corp.	58,491	7.000%	4/20/2032	58,782
Banc of America Mortgage 2003-J Trust (a)	84,713	3.728%	11/25/2033	83,935
Banc of America Mortgage 2004-J Trust (a)	198,502	3.676%	11/25/2034	199,032
Bear Stearns ALT-A Trust 2004-11 (a)	278,874	4.199%	11/25/2034	276,133
Bear Stearns ALT-A Trust 2005-7 (a)	482,889	4.216%	9/25/2035	407,256
Bear Stearns ARM Trust 2003-7 (a)	70,600	3.963%	10/25/2033	69,377
Bear Stearns ARM Trust 2004-1 (a)	254,302	3.913%	4/25/2034	251,940
Bear Stearns ARM Trust 2004-8 (a)	123,580	4.446%	11/25/2034	120,820
BellaVista Mortgage Trust 2005-2
(1M LIBOR + 0.50%)(b)	215,460	2.890%	5/20/2045	165,628
Chase Mortgage Finance Trust Series 2007-S5	212,545	6.000%	7/25/2037	171,404
CHL Mortgage Pass-Through Trust 2003-44	98,000	5.000%	10/25/2033	99,154
CHL Mortgage Pass-Through Trust 2004-20 (a)	465,894	3.865%	9/25/2034	362,839
CHL Mortgage Pass-Through Trust 2006-3
(1M LIBOR + 0.48%)(b)	53,721	5.040%	3/25/2036	49,900
CHL Mortgage Pass-Through Trust 2006-J2	76,845	6.000%	4/25/2036	67,948
CHL Mortgage Pass-Through Trust 2007-1	50,986	6.000%	3/25/2037	42,961
Citigroup Global Markets Mortgage Securities VII, Inc.	116,542	7.000%	6/25/2026	42,974
Citigroup Mortgage Loan Trust 2006-AR1
(1YR US Treasury Yield + 2.40%)(a)	48,008	4.938%	3/25/2036	47,020
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2019
	Principal	Interest Rate (a)	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
Citigroup Mortgage Loan Trust 2006-AR5 (a)	$211,006	4.502%	7/25/2036	$178,147
Citigroup Mortgage Loan Trust, Inc. (a)	16,196	4.850%	12/25/2034	16,344
Contimortgage Home Equity Loan Trust
1996-3 (1M LIBOR + 0.64%)(b)	244,681	3.034%	9/15/2027	229,894
Countrywide Alternative Loan Trust 2004-32CB	600,800	5.500%	2/25/2035	608,353
Countrywide Alternative Loan Trust 2005-27 (a)	124,834	2.585%	8/25/2035	111,141
Countrywide Alternative Loan Trust 2005-36 (a)	39,926	3.946%	8/25/2035	39,235
Countrywide Alternative Loan Trust 2005-6CB	27,885	7.500%	4/25/2035	29,183
Countrywide Alternative Loan Trust 2005-73CB	91,982	5.500%	1/25/2036	96,281
Countrywide Alternative Loan Trust 2006-28CB	160,552	6.500%	10/25/2036	59,913
Countrywide Alternative Loan Trust 2006-28CB	821,227	6.500%	10/25/2036	298,245
Countrywide Alternative Loan Trust 2006-30T1	245,883	6.250%	11/25/2036	219,580
Countrywide Asset-Backed Certificates
(1M LIBOR + 2.625%)(b)	452,008	5.029%	10/25/2033	463,432
Credit Suisse First Boston Mortgage Securities Corp.	996	4.500%	9/25/2019	870
Credit Suisse First Boston Mortgage Securities Corp.	117,476	6.000%	9/25/2033	126,904
Credit Suisse First Boston Mortgage Securities Corp.	72,808	6.000%	1/25/2036	65,924
CSFB Mortgage-Backed Pass-Through
Certificates Series 2005-10	481,086	5.500%	11/25/2035	401,895
CSMC Mortgage-Backed Trust Series 2006-4	754,615	7.000%	5/25/2036	325,175
CWABS Asset-Backed Certificates Trust 2005-17	292,694	4.270%	5/25/2036	287,507
CWABS Asset-Backed Certificates Trust 2006-9	41,845	4.589%	10/1/2046	39,941
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-AR1 (a)	418,457	4.260%	2/25/2036	378,329
DSLA Mortgage Loan Trust 2005-AR3
(1M LIBOR + 0.24%)(b)	305,043	2.630%	7/19/2045	279,345
Equity One Mortgage Pass-Through Trust 2004-3	47,726	4.567%	7/25/2034	50,729
First Horizon Alternative Mortgage Securities
Trust 2005-AA12 (a)	34,845	3.866%	2/25/2036	33,508
First Horizon Alternative Mortgage Securities
Trust 2006-AA4 (a)	71,925	4.125%	7/25/2036	65,547
First Horizon Alternative Mortgage Securities
Trust 2007 FA2	291,704	5.750%	4/25/2022	254,403
First Horizon Mortgage Pass-Through Trust
2004-AR7 (a)	177,504	4.536%	2/25/2035	174,428
GSR Mortgage Loan Trust 2004-15F	83,514	4.750%	12/25/2034	82,879
GSR Mortgage Loan Trust 2004-8F (d)	44,275	6.090%	9/25/2034	42,916
GSR Mortgage Loan Trust 2005-8F	251,657	5.500%	10/25/2020	249,778
HarborView Mortgage Loan Trust 2004-7 (a)	48,402	3.437%	11/19/2034	47,437
HarborView Mortgage Loan Trust 2006-2 (a)	24,159	4.175%	2/25/2036	17,096
HarborView Mortgage Loan Trust 2006-6 (a)	89,494	4.483%	8/19/2036	82,323
HarborView Mortgage Loan Trust 2007-5
(1M LIBOR + 0.19%)(b)	228,279	2.580%	9/21/2037	215,716
IndyMac INDA Mortgage Loan Trust 2006-AR2 (a)	57,370	4.044%	9/25/2036	56,067
IndyMac INDX Mortgage Loan Trust 2004-AR6 (a)	151,733	4.759%	10/25/2034	153,431
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2019
	Principal	Interest Rate (a)	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
JP Morgan Mortgage Trust 2004-A1 (a)	$7,969	3.691%	2/25/2034	$8,138
JP Morgan Mortgage Trust 2005-A2 (a)	127,824	4.451%	4/25/2035	128,422
JP Morgan Mortgage Trust 2005-A6 (a)	247,348	4.637%	8/25/2035	249,105
JP Morgan Mortgage Trust 2006-A6 (a)	441,343	4.451%	10/25/2036	397,771
Lehman Mortgage Trust 2005-3	19,581	5.500%	1/25/2036	17,247
Lehman Mortgage Trust 2007-9	34,503	6.000%	10/25/2037	36,811
MASTR Adjustable Rate Mortgages Trust 2003-3 (a)	64,157	3.499%	9/25/2033	63,292
MASTR Adjustable Rate Mortgages Trust 2004-10 (a)	10,502	3.692%	10/25/2034	10,344
MASTR Adjustable Rate Mortgages Trust 2006-2 (a)	119,749	4.829%	2/25/2036	120,285
MASTR Adjustable Rate Mortgages Trust
2006-OA1 (1M LIBOR + 0.21%)(b)	232,554	2.614%	4/25/2046	216,315
MASTR Alternative Loan Trust 2003-8	8,502	5.500%	12/25/2033	8,815
MASTR Asset Backed Securities Trust
2004-OPT2 (1M LIBOR + 1.50%)(b)	146,165	3.904%	9/25/2034	143,707
MASTR Asset Securitization Trust 2004-9	160,890	5.250%	7/25/2034	160,625
Merrill Lynch Mortgage Investors Trust MLMI Series
2003-A4 (a)	23,524	4.879%	5/25/2033	23,850
Merrill Lynch Mortgage Investors Trust Series
MLCC 2004-B (1M LIBOR + 2.40%)(b)	135,323	4.464%	5/25/2029	97,761
Merrill Lynch Mortgage Investors Trust Series
MLMI 2004-A1 (a)	32,728	3.216%	2/25/2034	32,187
Morgan Stanley ABS Capital I, Inc. Trust
2007-NC1 (1M LIBOR + 0.13%)(b)	65,994	2.194%	11/25/2036	36,561
Morgan Stanley Mortgage Loan Trust 2004-6AR
(1M LIBOR + 2.475%)(b)	291,791	4.879%	7/25/2034	294,339
MortgageIT Trust 2005-2 (1M LIBOR + 1.65%)(c)	339,316	4.750%	5/25/2035	335,325
Oakwood Mortgage Investors, Inc. (1M LIBOR + 0.25%)(b)	117,042	2.644%	3/15/2032	112,350
PHH Mortgage Trust Series 2008-CIM2
(1M LIBOR + 2.25%)(c)	162,917	4.342%	7/25/2038	160,094
RALI Series 2005-QS17 Trust	99,197	6.000%	12/25/2035	97,550
RALI Series 2005-QS7 Trust	437,901	5.500%	6/25/2035	436,139
RAMP Series 2005-SL2 Trust	397,563	8.000%	10/25/2031	312,386
RBSGC Mortgage Loan Trust 2007-B (a)	8,848	5.203%	1/26/2037	7,751
Residential Asset Securitization Trust 2003-A9	112,914	4.000%	8/25/2033	109,302
Residential Asset Securitization Trust 2004-IP2 (a)	98,888	4.646%	12/25/2034	98,992
Structured Asset Mortgage Investments II Trust
2006-AR5 (1M LIBOR + 0.21%)(b)	180,694	2.614%	5/25/2036	159,761
Structured Asset Securities Corp. Mortgage Loan
Trust 2005-7XS (1M LIBOR + 1.50%)(c)	84,629	3.986%	4/25/2035	84,252
UCFC Home Equity Loan Trust 1998-D	515,222	7.750%	4/15/2030	507,835
Wachovia Mortgage Loan Trust LLC Series
2005-B Trust (a)	303,457	4.551%	10/20/2035	300,374
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17 Trust (12M LIBOR + 1.20%)(b)	371,533	3.404%	11/25/2042	352,495
WaMu Mortgage Pass-Through Certificates
Series 2002-AR6 Trust (12M LIBOR + 1.40%)(b)	557,574	3.791%	6/25/2042	529,696
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued

As of May 31, 2019
		Principal	Interest Rate (a)	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR4 Trust (e)	$54,701	3.965%	5/25/2033	$55,158
	WaMu Mortgage Pass-Through Certificates
	Series 2004-AR1 Trust (e)	29,544	4.814%	3/25/2034	29,880
	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR10 Trust (a)	37,121	3.381%	8/25/2046	35,701
	Washington Mutual Mortgage Pass-Through
	Certificates WMALT Series 2005-4 Trust	65,747	5.500%	6/25/2035	59,357
	Washington Mutual Mortgage Pass-Through Certificates
	WMALT Series 2007-HY1 Trust (1M LIBOR + 0.09%)(b)	22,468	2.154%	2/25/2037	14,803
	Wells Fargo Mortgage Backed Securities
	2003-K Trust (a)	7,310	3.597%	11/25/2033	7,416
	Wells Fargo Mortgage Backed Securities 2004-I
	Trust (a)	53,220	5.074%	7/25/2034	54,711
	Wells Fargo Mortgage Backed Securities 2006-2
	Trust	359,381	5.500%	3/25/2036	360,283

	Total Collateralized Mortgage Obligations (Cost $16,044,129)				16,253,979

SHORT-TERM INVESTMENT - 8.23%
§	Fidelity Investments Money Market Government Portfolio -			Shares
	Institutional Class, 2.27%			1,543,780	1,543,780

	Total Short-Term Investment (Cost $1,543,780)				1,543,780

Investments, at Value (Cost $19,219,491) - 103.57%					$19,438,988

Liabilities in Excess of Other Assets - (3.57)%					(669,725)

	Net Assets - 100.00%				$18,769,263

§	Represents 7 day effective yield
*	Non income-producing investment
(a)	Variable interest rate
(b)	Floating interest rate
(c)	Fixed to floating interest rate
(d)	Weighted average
(e)	Fixed to weighted average
	Summary of Investments
			% of Net Assets	Value
	Preferred Stock		2.66%	$ 500,000
	Asset-Backed Securities		6.08%	1,141,229
		Collateralized Mortgage Obligations	86.60%	16,253,979
	Short-Term Investment		8.23%	1,543,780
		Liabilities in Excess of Other Assets	-3.57%	(669,725)
	Total Net Assets		100.00%	$ 18,769,263

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Assets and Liabilities

As of May 31, 2019

Assets:
Investments, at value (cost $19,219,491)	$19,438,988
Cash	6,262
Receivables:
Fund shares sold	98,919
Dividends	1,734
Due from Advisor	29,690
Interest	69,875
Prepaid expenses:
Registration and filing expenses	25,166
Fund accounting fees	2,750
Insurance fees	1,564
Trustee fees and meeting expenses	667

Total assets	19,675,615

Liabilities:
Payables:
Investments purchased	878,925
Fund shares repurchased	7,837
Accrued expenses:
Professional fees	15,250
Distribution and service fees - Class C Shares	3,048
Custody fees	1,092
Shareholder fulfillment fees	200

Total liabilities	906,352

Total Net Assets	$18,769,263

Net Assets Consist of:
Paid in capital	$18,720,862
Distributable earnings	48,401

Total Net Assets	$18,769,263

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,435,595
Net Assets	$14,767,234
Net Asset Value, Offering Price and Redemption Price Per Share	$10.29

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	404,007
Net Assets	$4,002,029
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.91

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Operations

For the year ended May 31, 2019

Investment Income:
Dividends	$41,606
Interest	569,778

Total Investment Income	611,384

Expenses:
Advisory fees (note 2)	112,472
Professional fees	40,287
Fund accounting fees (note 2)	34,120
Distribution and service fees - Class C Shares (note 4)	31,868
Registration and filing expenses	30,109
Transfer agent fees (note 2)	27,000
Administration fees (note 2)	22,960
Shareholder fulfillment fees	16,275
Trustee fees and meeting expenses (note 3)	11,744
Custody fees (note 2)	11,462
Security pricing fees	9,039
Compliance fees (note 2)	7,456
Miscellaneous expenses	1,650
Insurance fees	701

Total Expenses	357,143

Fees waived and reimbursed by Advisor (note 2)	(184,685)

Net Expenses	172,458

Net Investment Income	438,926

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(2,625)

Net change in unrealized appreciation on investments	219,919

Net Realized and Unrealized Gain on Investments	217,294

Net Increase in Net Assets Resulting from Operations	$656,220

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2019	2018

Operations:
Net investment income			$438,926	$205,235
Net realized gain (loss) from investment transactions			(2,625)	23,343
Net change in unrealized appreciation (depreciation) on investments			219,919	(107,840)

Net Increase in Net Assets Resulting from Operations			656,220	120,738

Distributions to Shareholders:
Institutional Class Shares			(351,384)	(227,594)	(b)
Class C Shares			(103,354)	(97,829)	(b)

Net Decrease in Net Assets Resulting from Distributions			(454,738)	(325,423)

Beneficial Interest Transactions:
Shares sold			13,338,216	2,049,515
Reinvested dividends and distributions			422,827	322,967
Shares repurchased			(2,764,346)	(1,297,877)
Increase from Beneficial Interest Transactions			10,996,697	1,074,605

Net Increase in Net Assets			11,198,179	869,920

Net Assets:
Beginning of Year			7,571,084	6,701,164
End of Year			$18,769,263	$7,571,084	(a)

	Year Ended		Year Ended
Share Information:	May 31, 2019		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,146,746	$11,711,912	121,332	$1,240,230
Reinvested dividends and distributions	31,399	320,801	22,288	227,091
Shares repurchased	(218,811)	(2,235,931)	(98,963)	(1,009,920)
Net Increase in Shares of
Beneficial Interest	959,334	$9,796,782	44,657	$457,401

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	165,567	$1,626,304	82,556	$809,285
Reinvested dividends and distributions	10,383	102,026	9,763	95,876
Shares repurchased	(53,866)	(528,415)	(29,244)	(287,957)
Net Increase in Shares of
Beneficial Interest	122,084	$1,199,915	63,075	$617,204

(a)	As of May 31, 2018 there was no undistributed net investment income. The requirement to disclose the corresponding amount as of May 31, 2019 was eliminated.
(b)
As of May 31, 2018, distributions resulting from Net Investment Income were $149,491 and $55,744 for the Institutional Class Shares and Class C Shares, respectively.  Distributions resulting from Return of Capital were $78,103 and $42,085 for the Institutional Class Shares and Class C Shares, respectively.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2019	2018	2017	2016		2015

Net Asset Value, Beginning of Year	$10.12	$10.42	$9.98	$9.98		$10.15

Income (Loss) from Investment Operations
Net investment income (c)	0.43	0.38	0.38	0.10		0.17
Net realized and unrealized gain (loss) on
investments	0.17	(0.18)	0.46	(0.00)	(g)(h)	(0.17)

Total from Investment Operations	0.60	0.20	0.84	0.10		-

Less Distributions:
From net investment income	(0.43)	(0.33)	(0.40)	(0.10)		(0.16)
From net realized gains	-	-	-	-		(0.01)
From return of capital	-	(0.17)	-	-		-

Total Distributions	(0.43)	(0.50)	(0.40)	(0.10)		(0.17)

Net Asset Value, End of Year	$10.29	$10.12	$10.42	$9.98		$9.98

Total Return (a)	6.07%	1.93%	8.54%	1.02%		-0.04%

Net Assets, End of Year (in thousands)	$14,767	$4,822	$4,498	$7,063		$19,813

Ratios of:
Gross Expenses to Average Net Assets (b)	2.88%	4.03%	3.90%	2.04%		1.72%
Net Expenses to Average Net Assets (b)	1.25%	1.25%	1.29%	0.94%	(f)	0.88%	(e)
Net Investment Income to Average
Net Assets (b)(d)	4.19%	3.75%	3.68%	0.98%	(f)	1.72%	(e)

Portfolio turnover rate	27.78%	99.44%	110.84%	246.74%		106.26%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.
(h)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights

For a share outstanding during each	Class C Shares
of the fiscal years ended May 31,	2019	2018	2017	(h)	2016	(h)	2015	(h)

Net Asset Value, Beginning of Year	$9.75	$10.07	$9.67		$9.70		$9.87

Income (Loss) from Investment Operations
Net investment income (loss)(c)	0.31	0.25	0.29		(0.01)		0.08
Net realized and unrealized gain (loss) on
investments	0.17	(0.16)	0.42		0.01	(g)	(0.17)

Total from Investment Operations	0.48	0.09	0.71		(0.00)		(0.09)

Less Distributions:
From net investment income	(0.32)	(0.24)	(0.31)		(0.03)		(0.07)
From net realized gains	-	-	-		-		(0.01)
From return of capital	-	(0.17)	-		-		-

Total Distributions	(0.32)	(0.41)	(0.31)		(0.03)		(0.08)

Net Asset Value, End of Year	$9.91	$9.75	$10.07		$9.67		$9.70

Total Return (a)	4.97%	0.94%	7.46%		0.05%		(0.97)%

Net Assets, End of Year (in thousands)	$4,002	$2,749	$2,204		$1,422		$756

Ratios of:
Gross Expenses to Average Net Assets (b)	3.84%	5.07%	5.27%		3.17%		2.72%
Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.28%		2.12%	(f)	1.88%	(e)
Net Investment Income (Loss) to Average
Net Assets (b)(d)	3.17%	2.54%	2.96%		(0.14)%	(f)	0.79%	(e)

Portfolio turnover rate	27.78%	99.44%	110.84%		246.74%		106.26%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(h)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Institutional Class Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Three	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Institutional Class Shares	-13.63%	7.73%	6.83%	10/17/13
S&P Global Broad Market TR Index	-1.97%	9.41%	10.22%	N/A

(Continued)

Cavalier Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.39% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Class C Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Three	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Class C Shares	-14.47%	6.68%	6.06%	11/04/13
S&P Global Broad Market TR Index	-1.97%	9.41%	6.51%	N/A

(Continued)

Cavalier Fundamental Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.39% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund - Class A Shares

Performance Update (Unaudited)

For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Class A Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2019	Year	Inception	Date
Class A Shares - No Sales Load	-13.95%	-9.81%	03/13/18
Class A Shares - 4.50% Maximum Sales Load	-17.80%	-13.16%	03/13/18
S&P Global Broad Market TR Index	-1.97%	-3.24%	N/A

		(Continued)

Cavalier Fundamental Growth Fund - Class A Shares

Performance Update (Unaudited)

For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.72% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund

Schedule of Investments

As of May 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 97.72%

Communication Services - 7.36%
*	Cargurus, Inc.	42,100	$1,438,136
	Match Group, Inc.	17,200	1,180,780
*	Netflix, Inc.	5,500	1,888,040
*	QuinStreet, Inc.	35,600	545,748
*	Twitter, Inc.	30,000	1,093,200
			6,145,904
Consumer Discretionary - 12.12%
*	Amazon.com, Inc.	800	1,420,056
*	AutoZone, Inc.	900	924,399
*	Chipotle Mexican Grill, Inc.	2,500	1,649,925
	Darden Restaurants, Inc.	7,000	814,240
*	Etsy, Inc.	7,000	436,170
*	Fox Factory Holding Corp.	12,000	804,240
*	Lululemon Athletica, Inc.	13,800	2,285,142
*	Malibu Boats, Inc.	18,344	658,550
	Ross Stores, Inc.	12,200	1,134,478
			10,127,200
Consumer Staples - 4.36%
	Costco Wholesale Corp.	7,200	1,724,976
	Medifast, Inc.	14,900	1,921,355
			3,646,331
Energy - 1.73%
	DHT Holdings, Inc.	45,000	250,200
	DMC Global, Inc.	10,000	676,400
	Enbridge, Inc.	12,200	449,814
	Voc Energy Trust	16,379	72,886
			1,449,300
Financials - 7.79%
	Arbor Realty Trust, Inc.	198,528	2,443,880
*	Arch Capital Group Ltd.	7,400	254,782
	Capital Southwest Corp.	97,200	2,096,604
*	NMI Holdings, Inc.	27,900	760,554
	The Progressive Corp.	12,000	951,360
			6,507,180
Health Care - 8.94%
*	BioSpecifics Technologies Corp.	7,800	461,370
*	BioTelemetry, Inc.	21,200	1,014,632
*	DexCom, Inc.	3,500	424,550
*	iRadimed Corp.	48,247	1,006,915
*	Medpace Holdings, Inc.	4,700	253,706
*	Repligen Corp.	5,000	347,350
*	Veeva Systems, Inc.	11,800	1,820,622
*	Vericel Corp.	20,100	314,565
*μ	Wright Medical Group NV	13,600	417,792
	Zoetis, Inc.	13,900	1,404,595
			7,466,097
			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 10.45%
	BG Staffing, Inc.	36,039	$613,384
*	Copart, Inc.	9,300	664,764
*	Ducommun, Inc.	16,410	740,583
	Federal Signal Corp.	60,700	1,450,123
	HEICO Corp.	10,625	1,291,894
*	Kornit Digital Ltd.	21,300	604,281
*	Lawson Products, Inc.	5,965	218,796
	The Boeing Co.	7,650	2,613,316
	Verisk Analytics, Inc.	3,800	532,000
			8,729,141
Information Technology - 43.10%
*	Adobe, Inc.	9,750	2,641,275
*	Appfolio, Inc.	9,600	925,440
	AstroNova, Inc.	1,600	40,976
*	Atlassian Corp PLC	4,400	553,872
	AudioCodes Ltd.	83,699	1,252,137
	Booz Allen Hamilton Holding Corp.	7,100	448,507
*	Cadence Design Systems, Inc.	32,100	2,040,597
*	Camtek Ltd.	59,600	480,376
*	CyberArk Software Ltd.	22,756	3,004,930
	EVERTEC, Inc.	30,300	868,398
*	Fabrinet	44,800	1,910,272
*	Fair Isaac Corp.	1,500	443,850
*	Fortinet, Inc.	32,450	2,351,976
*μ	Globant SA	6,900	640,596
*	IEC Electronics Corp.	2,652	16,204
*	Keysight Technologies, Inc.	9,200	691,196
	Mastercard, Inc.	8,100	2,037,069
*	Mellanox Technologies Ltd.	10,200	1,119,756
*	Napco Security Technologies, Inc.	8,700	232,203
*	Nice Ltd.	7,300	1,020,905
*	Palo Alto Networks, Inc.	2,000	400,280
*	Paycom Software, Inc.	14,650	3,107,265
*	Qualys, Inc.	15,700	1,391,177
μ	Sapiens International Corp. NV	24,300	381,996
*	ServiceNow, Inc.	8,900	2,331,177
	Telefonaktiebolaget LM Ericsson	44,300	428,381
*	The Descartes Systems Group, Inc.	9,200	368,920
	Ubiquiti Networks, Inc.	13,400	1,612,154
	Universal Display Corp.	2,600	382,018
*	VeriSign, Inc.	2,600	506,948
*	WEX, Inc.	2,249	424,926
*	Wix.com Ltd.	3,100	425,754
	Xilinx, Inc.	14,900	1,524,419
			36,005,950

			(Continued)

	Cavalier Fundamental Growth Fund

	Schedule of Investments - Continued

As of May 31, 2019
			Shares	Value (Note 1)

	COMMON STOCKS - Continued

	Materials - 0.31%
	* UFP Technologies, Inc.		7,000	$258,440
				258,440
	Real Estate - 1.56%
	Innovative Industrial Properties, Inc.		5,400	453,762
	Jernigan Capital, Inc.		20,000	422,400
	Lamar Advertising Co.		5,500	430,155
				1,306,317

	Total Common Stocks (Cost $75,550,348)			81,641,860

	SHORT-TERM INVESTMENT - 1.69%
	§	Fidelity Investments Money Market Government Portfolio -
	Institutional Class, 2.27%		1,409,027	1,409,027

	Total Short-Term Investment (Cost $1,409,027)			1,409,027

	Investments, at Value (Cost $76,959,375) - 99.41%			$83,050,887

	Other Assets Less Liabilities - 0.59%			495,497

	Net Assets - 100.00%			$83,546,384

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronym or abbreviation is used in this portfolio:
	NV - Netherlands Security
	PLC - Public Limited Company

	Summary of Investments
		% of Net
	by Sector	Assets	Value
	Communication Services	7.36%	$6,145,904
	Consumer Discretionary	12.12%	10,127,200
	Consumer Staples	4.36%	3,646,331
	Energy	1.73%	1,449,300
	Financials	7.79%	6,507,180
	Health Care	8.94%	7,466,097
	Industrials	10.45%	8,729,141
	Information Technology	43.10%	36,005,950
	Materials	0.31%	258,440
	Real Estate	1.56%	1,306,317
	Short-Term Investment	1.69%	1,409,027
	Other Assets Less Liabilities	0.59%	495,497
	Total Net Assets	100.00%	$83,546,384

	See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities

As of May 31, 2019

Assets:
Investments, at value (cost $76,959,375)	$83,050,887
Receivables:
Investments sold	216,256
Fund shares sold	226,829
Dividends and interest	34,476
Due from Advisor	34,872
Prepaid expenses:
Registration and filing expenses	29,385
Insurance fees	3,952
Fund accounting fees	3,250
Trustee fees and meeting expenses	666

Total assets	83,600,573

Liabilities:
Payables:
Fund shares repurchased	34,598
Accrued expenses:
Professional fees	15,249
Distribution and service fees - Class C Shares and Class A Shares	2,212
Custody fees	1,680
Shareholder fulfillment fees	450

Total liabilities	54,189

Total Net Assets	$83,546,384

Net Assets Consist of:
Paid in capital	$85,310,464
Accumulated deficit	(1,764,080)

Total Net Assets	$83,546,384

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	6,368,425
Net Assets	$80,299,020
Net Asset Value, Offering Price and Redemption Price Per Share	$12.61

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	219,879
Net Assets	$2,640,507
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.01

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	80,228
Net Assets	$606,857
Net Asset Value and Redemption Price Per Share	$7.56
Maximum Offering Price Per Share ($7.56 ÷ 95.50%)(b)	$7.92

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations

For the year ended May 31, 2019

Investment Income:
Dividends (net of withholding taxes of $22,920)	$1,124,404

Total Investment Income	1,124,404

Expenses:
Advisory fees (note 2)	966,702
Administration fees (note 2)	96,021
Fund accounting fees (note 2)	49,558
Registration and filing expenses	44,761
Shareholder fulfillment fees	39,614
Professional fees	36,672
Custody fees (note 2)	32,080
Transfer agent fees (note 2)	30,250
Distribution and service fees - Class C Shares (note 4)	29,613
Trustee fees and meeting expenses (note 3)	10,119
Security pricing fees	8,859
Compliance fees (note 2)	7,456
Insurance fees	3,254
Distribution and service fees - Class A Shares (note 4)	1,939
Miscellaneous expenses	1,500

Total Expenses	1,358,398

Advisory fees waived (note 2)	(117,280)

Net Expenses	1,241,118

Net Investment Loss	(116,714)

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(6,394,807)
Net change in unrealized depreciation on investments	(10,259,844)

Net Realized and Unrealized Loss on Investments	(16,654,651)

Net Decrease in Net Assets Resulting from Operations	$(16,771,365)

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets

For the years ended May 31,			2019		2018

Operations:
Net investment loss			$(116,714)		$(345,940)
Net realized gain (loss) from investment transactions			(6,394,807)		10,734,496
Net change in unrealized appreciation (depreciation) on investments			(10,259,844)		4,858,762

Net Increase (Decrease) in Net Assets Resulting from Operations			(16,771,365)		15,247,318

Distributions to Shareholders:
Institutional Class Shares			(6,529,155)		(3,249,829)	(c)
Class C Shares			(226,542)		(103,586)	(c)
Class A Shares			(95,192)		-

Decrease in Net Assets Resulting from Distributions			(6,850,889)		(3,353,415)

Beneficial Interest Transactions:
Shares sold			28,771,643		53,677,037
Reinvested dividends and distributions			6,575,606		3,228,360
Shares repurchased			(33,917,287)		(28,625,612)

Increase from Beneficial Interest Transactions			1,429,962		28,279,785

Net Increase (Decrease) in Net Assets			(22,192,292)		40,173,688

Net Assets:
Beginning of Year			105,738,676		65,564,988
End of Year			$83,546,384		$105,738,676	(a)

	Year Ended		Year Ended
Share Information:	May 31, 2019		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,867,853	$26,765,605	3,390,521		$51,980,803
Reinvested dividends and distributions	622,335	6,290,128	212,715		3,124,774
Shares repurchased	(2,486,801)	(32,285,888)	(1,849,014)		(27,514,690)
Net Increase in Shares of
Beneficial Interest	3,387	$769,845	1,754,222		$27,590,887

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	96,179	$1,320,371	83,831		$1,236,661
Reinvested dividends and distributions	22,976	222,178	7,269		103,586
Shares repurchased	(94,517)	(1,233,424)	(76,991)		(1,110,922)
Net Increase in Shares of
Beneficial Interest	24,638	$309,125	14,109		$229,325

Class A Shares	Shares	Amount	Shares	(b)	Amount	(b)
Shares sold	74,674	$685,667	46,612		$459,573
Reinvested dividends and distributions	10,428	63,300	-		-
Shares repurchased	(51,486)	(397,975)	-		-
Net Increase in Shares of
Beneficial Interest	33,616	$350,992	46,612		$459,573

(a)	Net Assets - End of Year includes accumulated net investment loss of ($220,364) as of May 31, 2018. The requirement to disclose the corresponding amount as of May 31, 2019 was eliminated.
(b)	For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018.
(c)	As of May 31, 2018, distributions resulting from Net Realized Gains totaled $3,249,829 and $103,586 for the Institutional Class Shares and Class C Shares, respectively.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during	Institutional Class Shares
each of the fiscal years ended May 31,	2019	2018	2017	2016		2015

Net Asset Value, Beginning of Year	$16.06	$13.69	$11.58	$12.77		$11.09

Income (Loss) from Investment Operations
Net investment income (loss) (c)	(0.01)	(0.06)	0.03	0.01		0.03
Net realized and unrealized gain (loss) on
investments	(2.43)	3.05	2.10	(1.19)		1.65

Total from Investment Operations	(2.44)	2.99	2.13	(1.18)		1.68

Less Distributions:
From net investment income	-	-	(0.02)	(0.01)		-
From net realized gains	(1.01)	(0.62)	-	-		-

Total Distributions	(1.01)	(0.62)	(0.02)	(0.01)		-

Net Asset Value, End of Year	$12.61	$16.06	$13.69	$11.58		$12.77

Total Return (a)	(13.63)%	22.23%	18.42%	(9.21)%		15.15%

Net Assets, End of Year (in thousands)	$80,299	$102,233	$63,142	$45,453		$53,713

Ratios of:
Gross Expenses to Average Net Assets (b)	1.39%	1.39%	1.55%	1.51%		1.55%
Net Expenses to Average Net Assets (b)	1.25%	1.25%	1.18%	1.11%	(e)	1.13%	(d)
Net Investment Income (Loss) to
Average Net Assets (b)(f)	(0.07)%	(0.39)%	0.29%	0.05%	(e)	0.23%	(d)

Portfolio turnover rate	122.27%	124.11%	135.58%	172.08%		95.22%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Includes reimbursement of acquired fund fees.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements						(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during	Class C Shares
each of the fiscal years ended May 31,	2019	2018	2017	(f)	2016	(f)	2015	(f)

Net Asset Value, Beginning of Year	$15.51	$13.38	$11.42		$12.72		$11.16

Income (Loss) from Investment Operations
Net investment loss (c)	(0.15)	(0.20)	(0.06)		(0.11)		(0.11)
Net realized and unrealized gain (loss) on
investments	(2.34)	2.95	2.04		(1.18)		1.67

Total from Investment Operations	(2.49)	2.75	1.98		(1.29)		1.56

Less Distributions:
From net investment income	-	-	(0.02)		(0.01)		-
From net realized gains	(1.01)	(0.62)	-		-		-

Total from Investment Operations	(1.01)	(0.62)	(0.02)		(0.01)		-

Net Asset Value, End of Year	$12.01	$15.51	$13.38		$11.42		$12.72

Total Return (a)	(14.47)%	20.92%	17.37%		(10.11)%		13.98%

Net Assets, End of Year (in thousands)	$2,641	$3,028	$2,423		$7,582		$6,840

Ratios of:
Gross Expenses to Average Net Assets (b)	2.39%	2.39%	2.49%		2.51%		2.55%
Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.13%		2.11%	(e)	2.13%	(d)
Net Investment Loss to Average
Net Assets (b)(g)	(1.07)%	(1.39)%	(0.51)%		(0.96)%	(e)	(0.93)%	(d)

Portfolio turnover rate	122.27%	124.11%	135.58%		172.08%		95.22%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Includes reimbursement of acquired fund fees.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(g)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements							(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during the	Class A Shares
period of fiscal year ended May 31,	2019	2018	(j)

Net Asset Value, Beginning of Period	$10.25	$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.03)	(0.00)	(h)
Net realized and unrealized gain (loss) on
investments	(1.65)	0.25

Total from Investment Operations	(1.68)	0.25

Less Distributions:
From net investment income	-	-
From net realized gains	(1.01)	-

Total from Investment Operations	(1.01)	-

Net Asset Value, End of Period	$7.56	$10.25

Total Return (c)(g)	(13.95)%	2.50%	(b)

Net Assets, End of Period (in thousands)	$607	$478

Ratios of:
Gross Expenses to Average Net Assets (d)	1.64%	1.72%	(a)
Net Expenses to Average Net Assets (d)	1.50%	1.47%	(a)
Net Investment Loss to Average
Net Assets (d)(f)	(0.30)%	(0.20)%	(a)

Portfolio turnover rate	122.27%	124.11%	(b)(i)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Does not include impact of sales charge, if any.
(h) Less than $0.01 per share.
(i)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(j)	For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Growth Opportunities Fund - Institutional Class Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Institutional Class Shares	-4.37%	6.40%	9.03%	09/20/12
S&P Global Broad Market TR Index	-1.97%	5.70%	8.62%	N/A

				(Continued)

Cavalier Growth Opportunities Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.16% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Growth Opportunities Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Growth Opportunities Fund - Class C Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Class C Shares	-5.28%	5.36%	8.26%	09/26/12
S&P Global Broad Market TR Index	-1.97%	5.70%	8.91%	N/A

				(Continued)

Cavalier Growth Opportunities Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.16% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Growth Opportunities Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Growth Opportunities Fund - Class A Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2019	Year	Inception	Date
Class A Shares - No Sales Load	-4.45%	-2.69%	04/16/18
Class A Shares - 4.50% Maximum Sales Load	-8.75%	-6.60%	04/16/18
S&P Global Broad Market TR Index	-1.97%	-1.79%	N/A

			(Continued)

Cavalier Growth Opportunities Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.35% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Growth Opportunities Fund

Schedule of Investments

As of May 31, 2019
	Shares	Value (Note 1)

COMMON STOCKS - 8.11%

Financials - 2.57%
* PayPal Holdings, Inc.	12,712	$1,395,142

Health Care - 2.13%
* Boston Scientific Corp.	30,219	1,160,712

Information Technology - 3.41%
Microsoft Corp.	15,002	1,855,447

Total Common Stocks (Cost $3,789,785)		4,411,301

EXCHANGE-TRADED PRODUCTS - 79.93%

Communication Services - 7.75%
Vanguard Communication Services ETF	50,424	4,213,934

Consumer Discretionary - 7.63%
The Consumer Discretionary Select Sector SPDR Fund	37,428	4,152,262

Consumer Staples - 6.19%
The Consumer Staples Select Sector SPDR Fund	60,537	3,366,463

Energy - 2.33%
The Energy Select Sector SPDR Fund	21,576	1,268,021

Financials - 6.73%
The Financial Select Sector SPDR Fund	140,764	3,662,679

Health Care - 14.90%
iShares Nasdaq Biotechnology ETF	31,263	3,125,675
iShares U.S. Medical Devices ETF	13,339	2,942,984
SPDR S&P Pharmaceuticals ETF	55,314	2,032,789
		8,101,448
Industrials - 9.10%
The Industrial Select Sector SPDR Fund	68,701	4,949,907

Information Technology - 12.36%
The Technology Select Sector SPDR Fund	93,544	6,724,878

International - 3.46%
iShares MSCI China ETF	33,973	1,879,726

		(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued

As of May 31, 2019
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - Continued

Materials - 6.62%
The Materials Select Sector SPDR Fund		10,034	$529,294
SPDR S&P Oil & Gas Exploration & Production ETF		51,475	1,317,245
VanEck Vectors Gold Miners ETF		81,201	1,753,130
			3,599,669
Small-Cap - 2.86%
iShares Russell 2000 ETF		10,674	1,558,297

Total Exchange-Traded Products (Cost $44,782,939)			43,477,284

SHORT-TERM INVESTMENT - 11.63%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 2.27%		6,323,522	6,323,522

Total Short-Term Investment (Cost $6,323,522)			6,323,522

Investments, at Value (Cost $54,896,246) - 99.67%			$54,212,107

Other Assets Less Liabilities - 0.33%			180,952

Net Assets - 100.00%			$54,393,059

§ Represents 7 day effective yield
* Non income-producing investment
The following acronym or abbreviation is used in this Schedule:
ETF - Exchange-Traded Fund

Summary of Investments
by Sector
	% of Net Assets	Value
Common Stocks:
Financials	2.57%	$1,395,142
Health Care	2.13%	1,160,712
Information Technology	3.41%	1,855,447
Exchange-Traded Products:
Communication Services	7.75%	4,213,934
Consumer Discretionary	7.63%	4,152,262
Consumer Staples	6.19%	3,366,463
Energy	2.33%	1,268,021
Financials	6.73%	3,662,679
Health Care	14.90%	8,101,448
Industrials	9.10%	4,949,907
Information Technology	12.36%	6,724,878
International	3.46%	1,879,726
Materials	6.62%	3,599,669
Small-Cap	2.86%	1,558,297
Short-Term Investment	11.63%	6,323,522
Other Assets Less Liabilities	0.33%	180,952
Total Net Assets	100.00%	$54,393,059

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Assets and Liabilities

As of May 31, 2019

Assets:
Investments, at value (cost $54,896,246)	54,212,107
Receivables:
Fund shares sold	291,515
Dividends and interest	16,515
Due from Advisor	59,255
Prepaid expenses:
Registration and filing expenses	54,529
Fund accounting fees	3,250
Insurance expenses	2,828
Trustee fees and meeting expenses	667

Total assets	54,640,666

Liabilities:
Payables:
Fund shares repurchased	229,840
Accrued expenses:
Professional fees	15,550
Custody fees	1,005
Distribution and service fees - Class C Shares and Class A Shares	812
Shareholder fulfillment fees	400

Total liabilities	247,607

Net Assets	$54,393,059

Net Assets Consist of:
Paid in capital	$56,865,210
Accumulated deficit	(2,472,151)

Total Net Assets	$54,393,059

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$53,013,090
Net Asset Value, Offering Price and Redemption Price Per Share	15.55

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$1,012,644
Net Asset Value, Offering Price and Redemption Price Per Share (a)	14.79

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$367,325
Net Asset Value and Redemption Price Per Share	8.56
Maximum Offering Price Per Share ($8.56 ÷ 95.50%)(b)	8.96

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Operations

For the year ended May 31, 2019

Investment Income:
Dividends	$706,852

Total Investment Income	706,852

Expenses:
Advisory fees (note 2)	535,168
Administration fees (note 2)	51,800
Fund accounting fees (note 2)	43,966
Registration and filing expenses	43,346
Professional fees	38,647
Shareholder fulfillment fees	36,423
Transfer agent fees (note 2)	33,000
Custody fees (note 2)	14,960
Distribution and service fees - Class C Shares (note 4)	10,411
Trustee fees and meeting expenses (note 3)	10,119
Compliance fees (note 2)	7,081
Security pricing fees	3,271
Insurance expenses	1,864
Miscellaneous expenses	1,650
Distribution and service fees - Class A Shares (note 4)	482

Total Expenses	832,188

Fees waived by the Advisor (note 2)	(155,410)

Net Expenses	676,778

Net Investment Income	30,074

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(1,661,247)
Net change in unrealized depreciation on investments	(1,734,642)

Net Realized and Unrealized Loss on Investments	(3,395,889)

Net Decrease in Net Assets Resulting from Operations	$(3,365,815)

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statements of Changes in Net Assets

For the years ended May 31,			2019		2018

Operations:
Net investment income (loss)			$30,074		$(170,410)
Net realized gain (loss) from investment transactions			(1,661,247)		5,252,964
Net change in unrealized appreciation (depreciation) on investments			(1,734,642)		162,131

Net Increase (Decrease) in Net Assets Resulting from Operations			(3,365,815)		5,244,685

Distributions to Shareholders:
Institutional Class Shares			(3,319,485)		(34,280)
Class C Shares			(62,223)		(1,150)
Class A Shares			(31,600)		-

Net Decrease in Net Assets Resulting from Distributions			(3,413,308)		(35,430)	(c)

Beneficial Interest Transactions:
Shares sold			44,727,013		17,735,846
Reinvested dividends and distributions			3,121,614		34,983
Shares repurchased			(25,543,618)		(7,132,842)

Net Increase from Beneficial Interest Transactions			22,305,009		10,637,987

Net Increase in Net Assets			15,525,886		15,847,242

Net Assets:
Beginning of Year			38,867,173		23,019,931
End of Year			$54,393,059		$38,867,173	(a)

	Year Ended		Year Ended
Share Information:	May 31, 2019		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	2,672,772	$44,153,441	1,046,420		$17,299,809
Reinvested dividends and distributions	226,320	3,028,157	2,032		33,833
Shares repurchased	(1,655,919)	(25,314,161)	(404,255)		(6,763,551)
Net Increase in Shares of
Beneficial Interest	1,243,173	$21,867,437	644,197		$10,570,091

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	12,605	$202,623	26,814		$426,037
Reinvested dividends and distributions	4,869	62,223	71		1,150
Shares repurchased	(13,164)	(213,778)	(23,947)		(369,291)
Net Increase in Shares of
Beneficial Interest	4,310	$51,068	2,938		$57,896

Class A Shares	Shares	Amount	Shares	(b)	Amount	(b)
Shares sold	39,711	$370,949	1,000		$10,000
Reinvested dividends and distributions	4,244	31,234	-		-
Shares repurchased	(2,023)	(15,679)	-		-
Net Increase in Shares of
Beneficial Interest	41,932	$386,504	1,000		$10,000

(a)	Net Assets - End of Year includes accumulated net investment loss of ($170,410) as of May 31, 2018. The requirement to disclose the corresponding amount as of May 31, 2019 was eliminated.
(b)	For the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018.
(c)	Distributions for May 31, 2018 were the result of net investment income.
See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2019	2018	2017	2016		2015

Net Asset Value, Beginning of Year	$17.45	$14.56	$11.81	$13.13		$12.93

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.01	(0.08)	0.05	0.05		0.05
Net realized and unrealized gain (loss)
on investments	(0.93)	2.99	2.73	(1.22)		0.65

Total from Investment Operations	(0.92)	2.91	2.78	(1.17)		0.70

Less Distributions From:
Net investment income	(0.82)	(0.02)	(0.03)	-		(0.06)
Net realized gains	(0.16)	-	-	(0.15)		(0.44)

Total Distributions	(0.98)	(0.02)	(0.03)	(0.15)		(0.50)

Net Asset Value, End of Year	$15.55	$17.45	$14.56	$11.81		$13.13

Total Return (a)	(4.37)%	19.98%	23.53%	(8.92)%		5.63%

Net Assets, End of Year (in thousands)	$53,013	$37,778	$22,149	$8,113		$41,049

Ratios of:
Gross Expenses to Average Net Assets (b)	1.57%	1.81%	2.56%	1.22%		1.25%
Net Expenses to Average Net Assets (b)	1.27%	1.35%	1.24%	0.91%	(f)	0.93%	(e)
Net Investment Income (Loss) to
Average Net Assets (b)(c)	0.08%	(0.52)%	0.39%	0.41%	(f)	0.41%	(e)

Portfolio turnover rate	268.30%	491.30%	439.72%	284.69%		50.59%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights

For a share outstanding during each	Class C Shares
of the fiscal years ended May 31,	2019	2018	2017	(g)	2016	(g)	2015	(g)

Net Asset Value, Beginning of Year	$16.81	$14.22	$11.61		$13.04		$12.97

Income (Loss) from Investment Operations:
Net investment loss (d)	(0.15)	(0.28)	(0.01)		(0.07)		(0.13)
Net realized and unrealized gain (loss)
on investments	(0.89)	2.89	2.65		(1.21)		0.70

Total from Investment Operations	(1.04)	2.61	2.64		(1.28)		0.57

Less Distributions From:
Net investment income	(0.82)	(0.02)	(0.03)		-		(0.06)
Net realized gains	(0.16)	-	-		(0.15)		(0.44)

Total Distributions	(0.98)	(0.02)	(0.03)		(0.15)		(0.50)

Net Asset Value, End of Year	$14.79	$16.81	$14.22		$11.61		$13.04

Total Return (a)	(5.28)%	18.35%	22.73%		(9.84)%		4.64%

Net Assets, End of Year (in thousands)	$1,013	$1,079	$871		$6,160		$7,229

Ratios of:
Gross Expenses to Average Net Assets (b)	2.57%	2.81%	2.91%		2.22%		2.25%
Net Expenses to Average Net Assets (b)	2.27%	2.35%	2.14%		1.84%	(f)	1.93%	(e)
Net Investment Loss to Average
Net Assets (b)(c)	(0.94)%	(1.80)%	(0.09)%		(0.56)%	(f)	(1.00)%	(e)

Portfolio turnover rate	268.30%	491.30%	439.72%		284.69%		50.59%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights

For a share outstanding during the	Class A Shares
fiscal year or period ended May 31,	2019	2018	(h)

Net Asset Value, Beginning of Period	$10.15	$10.00

Income (Loss) from Investment Operations:
Net investment loss (e)	(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.58)	0.17

Total from Investment Operations	(0.61)	0.15

Less Distributions From:
Net investment income	(0.82)	-
Net realized gains	(0.16)	-

Total Distributions	(0.98)	-

Net Asset Value, End of Period	$8.56	$10.15

Total Return (f)	(4.45)%	1.50%	(b)

Net Assets, End of Period (in thousands)	$367	$10

Ratios of:
Gross Expenses to Average Net Assets (c)	1.82%	2.00%	(a)
Net Expenses to Average Net Assets (c)	1.52%	1.60%	(a)
Net Investment Loss to Average
Net Assets (c)(d)	(0.28)%	(1.59)%	(a)

Portfolio turnover rate	268.30%	491.30%	(b)(g)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f) Does not include impact of sales charge.
(g)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(h)	For a share outstanding during the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Hedged High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Hedged High Income Fund - Institutional Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Institutional Class Shares	3.02%	2.35%	4.18%	09/20/12
Barclays Capital Global High-Yield Index	5.37%	4.37%	5.48%	N/A

				(Continued)

Cavalier Hedged High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.21% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Hedged High Income Fund - Class C Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Class C Shares	1.99%	1.33%	3.23%	09/26/12
Barclays Capital Global High-Yield Index	5.37%	4.37%	5.62%	N/A

				(Continued)

Cavalier Hedged High Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 4.87% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund

Schedule of Investments

As of May 31, 2019
				Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 40.86%

Debt Funds - 40.86%
	Goldman Sachs Access High Yield Corporate Bond ETF			200,000	$9,636,980
	SPDR Bloomberg Barclays High Yield Bond ETF			5,863	622,357

	Total Exchange-Traded Products (Cost $10,323,796)				10,259,337

COMMON STOCKS - 6.49%

Consumer Discretionary - 1.25%
	Nike, Inc.			1,858	143,326
	Starbucks Corp.			2,236	170,070
					313,396
Financials - 0.67%
	Visa, Inc.			1,053	169,880
					169,880
Health Care - 0.66%
	Zoetis, Inc.			1,638	165,520
					165,520
Information Technology - 3.28%
*	Adobe, Inc.			615	166,604
*	Alphabet, Inc. - Class C			135	148,990
	Automatic Data Processing, Inc.			1,039	166,365
*	Facebook, Inc. - Class A			963	170,904
	Microsoft Corp.			1,381	170,802
					823,665
Materials - 0.63%
*	O'Reilly Automotive, Inc.			425	157,832
					157,832

	Total Common Stocks (Cost $1,588,790)				1,630,293

PREFERRED STOCKS - 11.95%		Interest	Maturity
		Rate	Date
Real Estate - 11.95%
*	Preferred Apartment Communities, Inc.	5.750%	11/15/2019	1,000	1,000,000
*	Preferred Apartment Communities, Inc.	5.750%	5/15/2020	2,000	2,000,000

	Total Preferred Stocks (Cost $3,000,000)				3,000,000

SHORT-TERM INVESTMENT - 78.56%
§	Fidelity Investments Money Market Government Portfolio -
	Class I, 2.27%			19,726,646	19,726,646

	Total Short-Term Investment (Cost $19,726,646)				19,726,646

					(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments

As of May 31, 2019

Investments, at Value (Cost $34,639,232) - 137.86%			$34,616,276

Liabilities in Excess of Other Assets - (37.86)%			(9,505,648)

Net Assets - 100.00%			$25,110,628

§ Represents 7 day effective yield
* Non-income producing investment
The following acronym or abbreviation is used in this Schedule:
ETF - Exchange-Traded Fund

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products	40.86%	$10,259,337
Common Stocks:
Consumer Discretionary	1.25%	313,396
Financials	0.67%	169,880
Health Care	0.66%	165,520
Information Technology	3.28%	823,665
Materials	0.63%	157,832
Preferred Stocks	11.95%	3,000,000
Short-Term Investment	78.56%	19,726,646
Liabilities in Excess of Other Assets	-37.86%	(9,505,648)
Total Net Assets	100.00%	$25,110,628

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities

As of May 31, 2019

Assets:
Investments, at value (cost $34,639,232)	$34,616,276
Receivables:
Dividends	89,206
Fund shares purchased	83,909
Due from Advisor	7,772
Prepaid expenses:
Registration and filing expenses	27,716
Fund accounting fees	2,750
Insurance expenses	1,857
Trustee fees and meeting expenses	667

Total assets	34,830,153

Liabilities:
Payables:
Investments purchased	9,700,970
Fund share repurchased	1,265
Accrued expenses:
Professional fees	15,250
Miscellaneous expenses	600
Distribution and service fees - Class C Shares	585
Custody fees	530
Shareholder fulfillment fees	325

Total liabilities	9,719,525

Net Assets	$25,110,628

Net Assets Consist of:
Paid in capital	$27,920,251
Accumulated deficit	(2,809,623)

Total Net Assets	$25,110,628

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,529,636
Net Assets	$24,440,258
Net Asset Value, Offering Price and Redemption Price Per Share	$9.66

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	70,060
Net Assets	$670,370
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.57

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations

For the year ended May 31, 2019

Investment Income:
Dividends	$1,647,828

Total Investment Income	1,647,828

Expenses:
Advisory fees (note 2)	314,448
Fund accounting fees (note 2)	36,146
Professional fees	36,120
Administration fees (note 2)	31,241
Registration and filing expenses	31,104
Transfer agent fees (note 2)	27,000
Shareholder fulfillment fees	16,621
Distribution and service fees - Class C Shares (note 4)	9,345
Trustee fees and meeting expenses (note 3)	8,119
Custody fees (note 2)	7,245
Miscellaneous expenses	4,859
Compliance fees	3,081
Security pricing fees	1,860

Total Expenses	527,189

Fees waived by Advisor (note 2)	(124,783)

Net Expenses	402,406

Net Investment Income	1,245,422

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(875,319)
Net change in unrealized appreciation (depreciation) on investments	452,037

Realized and Unrealized Loss on Investments	(423,282)

Net Increase in Net Assets Resulting from Operations	$822,140

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2019	2018

Operations:
Net investment income			$1,245,422	$419,941
Net realized gain (loss) from investment transactions			(875,319)	10,233
Net change in unrealized appreciation (depreciation) on investments			452,037	(546,469)

Net Increase (Decrease) in Net Assets Resulting from Operations			822,140	(116,295)

Distributions to Shareholders:
Institutional Class Shares			(1,402,632)	(421,036)
Class C Shares			(31,534)	-

Net Decrease in Net Assets Resulting from Distributions			(1,434,166)	(421,036)	(b)

Beneficial Interest Transactions:
Shares sold			4,287,596	29,994,580
Reinvested dividends and distributions			458,040	305,992
Shares repurchased			(13,301,177)	(1,788,941)

Net Increase (Decrease) from Beneficial Interest Transactions			(8,555,541)	28,511,631

Net Increase (Decrease) in Net Assets			(9,167,567)	27,974,300

Net Assets:
Beginning of Year			34,278,195	6,303,895
End of Year			$25,110,628	$34,278,195	(a)

	Year Ended		Year Ended
Share Information:	May 31, 2019		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	439,329	$4,279,832	2,968,282	$29,449,970
Reinvested dividends and distributions	44,118	426,506	24,801	248,240
Shares repurchased	(1,316,291)	(12,685,212)	(100,211)	(1,003,947)
Net Increase (Decrease) in Shares of
Beneficial Interest	(832,844)	$(7,978,874)	2,892,872	$28,694,263

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	817	$7,764	54,195	$544,610
Reinvested dividends and distributions	3,291	31,534	5,803	57,752
Shares repurchased	(64,085)	(615,965)	(80,129)	(784,994)
Net Decrease in Shares of
Beneficial Interest	(59,977)	$(576,667)	(20,131)	$(182,632)

(a)			Net Assets - End of Year includes accumulated net investment income of $75,821 as of May 31, 2018. The requirement to disclose the corresponding amount as of May 31, 2019 was eliminated.
(b)	Distributions for May 31, 2018 were the result of net investment income.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years ended May 31,	2019	2018	2017	2016		2015

Net Asset Value, Beginning of Year	$9.82	$10.20	$9.25	$9.63		$10.74

Income (Loss) from Investment Operations
Net investment income (d)	0.39	0.42	0.27	0.27		0.38
Net realized and unrealized gain (loss)
on investments	(0.10)	(0.37)	0.88	(0.41)		(0.93)

Total from Investment Operations	0.29	0.05	1.15	(0.14)		(0.55)

Less Distributions From:
Net investment income	(0.45)	(0.43)	(0.20)	(0.20)		(0.34)
Net realized gains	-	-	-	(0.04)		(0.22)

Total Distributions	(0.45)	(0.43)	(0.20)	(0.24)		(0.56)

Net Asset Value, End of Year	$9.66	$9.82	$10.20	$9.25		$9.63

Total Return (a)	3.02%	0.52%	12.45%	(1.40)%		-2.19%

Net Assets, End of Year (in thousands)	$24,440	$33,016	$4,789	$7,392		$32,214

Ratios of:
Gross Expenses to Average Net Assets (b)	1.65%	2.88%	4.06%	2.00%		1.23%
Net Expenses to Average Net Assets (b)	1.25%	1.25%	1.40%	1.01%	(f)	0.90%	(e)
Net Investment Income to Average Net Assets (b)(c)	3.99%	4.18%	2.77%	2.89%	(f)	5.40%	(e)

Portfolio turnover rate	81.99%	13.23%	184.78%	327.01%		64.51%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares
fiscal years ended May 31,	2019	2018	2017	(g)	2016	(g)	2015	(g)

Net Asset Value, Beginning of Year	$9.71	$10.09	$9.22		$9.67		$10.76

Income (Loss) from Investment Operations
Net investment income (d)	0.29	0.35	0.19		0.01		0.49
Net realized and unrealized gain (loss)
on investments	(0.10)	(0.40)	0.86		(0.26)		(0.82)

Total from Investment Operations	0.19	(0.05)	1.05		(0.25)		(0.33)

Less Distributions From:
Net investment income	(0.33)	(0.33)	(0.18)		(0.16)		(0.42)
Net realized gains	-	-	-		(0.04)		(0.34)

Total Distributions	(0.33)	(0.33)	(0.18)		(0.20)		(0.76)

Net Asset Value, End of Year	$9.57	$9.71	$10.09		$9.22		$9.67

Total Return (a)	1.99%	(0.50)%	11.38%		(2.53)%		(3.01)%

Net Assets, End of Year (in thousands)	$670	$1,263	$1,515		$850		$576

Ratios of:
Gross Expenses to Average Net Assets (b)	2.65%	4.54%	5.48%		3.00%		2.23%
Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.37%		2.21%	(f)	1.90%	(e)
Net Investment Income to Average Net Assets (b)(c)	3.01%	3.52%	1.93%		0.08%	(f)	4.40%	(e)

Portfolio turnover rate	81.99%	13.23%	184.78%		327.01%		64.51%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e) Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Tactical Economic Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Economic Fund - Institutional Class Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Institutional Class Shares	-0.55%	4.37%	6.88%	09/20/12
S&P 500 Total Return Index	3.78%	9.21%	12.24%	N/A

				(Continued)

Cavalier Tactical Economic Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.38% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Economic Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Economic Fund - Class C Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Class C Shares	-1.47%	3.36%	6.02%	09/26/12
S&P 500 Total Return Index	3.78%	9.21%	12.58%	N/A

				(Continued)

Cavalier Tactical Economic Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 4.39% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Economic Fund - Class A Shares

Performance Update (Unaudited)

For the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Economic Fund - Class A Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	Since	Inception
May 31, 2019	Inception	Date
Class A Shares	-0.18%	10/18/18
Class A Shares - 4.50% Maximum Sales Load	-4.67%	N/A
S&P 500 Total Return Index	0.70%	N/A

		(Continued)

Cavalier Tactical Economic Fund - Class A Shares

Performance Update (Unaudited)

For the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.63% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Economic Fund

Schedule of Investments

As of May 31, 2019
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.11%

Fixed Income - 10.28%
SPDR DoubleLine Total Return Tactical ETF		32,947	$1,603,859

Large-Cap - 54.64%
iShares Core S&P 500 ETF		14,802	4,104,595
iShares Edge MSCI Min Vol USA ETF		74,883	4,424,088
			8,528,683
Mid-Cap - 18.97%
iShares Core S&P Mid-Cap ETF		16,350	2,961,639

Small-Cap - 14.22%
iShares Russell 2000 ETF		15,205	2,219,778

Total Exchange-Traded Products (Cost $15,565,482)			15,313,959

SHORT-TERM INVESTMENT - 1.65%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 2.27%		257,900	257,900

Total Short-Term Investment (Cost $257,900)			257,900

Investments, at Value (Cost $15,823,382) - 99.76%			$15,571,859

Other Assets Less Liabilities - 0.24%			37,769

Net Assets - 100.00%			$15,609,628

§ Represents 7 day effective yield
The following acronym or abbreviation is used in this Schedule:
ETF - Exchange-Traded Fund

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Fixed Income	10.28%	$1,603,859
Large-Cap	54.64%	8,528,683
Mid-Cap	18.97%	2,961,639
Small-Cap	14.22%	2,219,778
Short-Term Investment	1.65%	257,900
Other Assets Less Liabilities	0.24%	37,769
Total Net Assets	100.00%	$15,609,628

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Statement of Assets and Liabilities

As of May 31, 2019

Assets:
Investments, at value (cost $15,823,382)	$15,571,859
Receivables:
Dividends	553
Fund shares sold	5,982
Due from Advisor	22,821
Prepaid expenses:
Registration and filing expenses	20,213
Fund accounting fees	3,250
Insurance expenses	1,529
Trustee fees and meeting expenses	667

Total assets	15,626,874

Liabilities:
Accrued expenses:
Professional fees	15,650
Distribution and service fees - Class C and Class A Shares	719
Custody fees	547
Shareholder fulfillment fees	330

Total liabilities	17,246

Total Net Assets	$15,609,628

Net Assets Consist of:
Paid in capital	$15,902,812
Accumulated deficit	(293,184)

Total Net Assets	$15,609,628

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,248,021
Net Assets	$14,780,667
Net Asset Value, Offering Price and Redemption Price Per Share	$11.84

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	73,115
Net Assets	$812,748
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.12

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,998
Net Assets	$16,213
Net Asset Value and Redemption Price Per Share	$8.11
Maximum Offering Price Per Share ($8.11 ÷ 95.50%)(b)	8.49

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Statement of Operations

For the year ended May 31, 2019

Investment Income:
Dividends	$257,025

Total Investment Income	257,025

Expenses:
Advisory fees (note 2)	131,336
Professional fees	40,952
Fund accounting fees (note 2)	38,039
Registration and filing expenses	34,666
Transfer agent fees (note 2)	30,726
Administration fees (note 2)	23,002
Shareholder fulfillment fees	22,916
Trustee fees and meeting expenses (note 3)	10,119
Distribution and service fees - Class C Shares (note 4)	7,714
Custody fees (note 2)	6,272
Compliance fees (note 2)	4,747
Security pricing fees	2,244
Insurance fees	1,855
Miscellaneous expenses	1,650
Distribution and service fees - Class A Shares (note 4)	29

Total Expenses	356,267

Fees waived and reimbursed by Advisor (note 2)	(184,354)

Net Expenses	171,913

Net Investment Income	85,112

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	1,043,773
Net change in unrealized appreciation (depreciation) on investments	(1,101,998)

Net Realized and Unrealized Loss on Investments	(58,225)

Net Increase in Net Assets Resulting from Operations	$26,887

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Statements of Changes in Net Assets

For the years ended May 31,			2019	2018

Operations:
Net investment income			$85,112	$11,619
Net realized gain from investment transactions			1,043,773	838,328
Net change in unrealized appreciation (depreciation) on investments			(1,101,998)	510,321

Net Increase in Net Assets Resulting from Operations			26,887	1,360,268

Distributions to Shareholders:
Institutional Class Shares			(1,826,607)	(154,345)
Class C Shares			(110,557)	(11,005)
Class A Shares			(2,848)	-

Net Decrease in Net Assets Resulting from Distributions			(1,940,012)	(165,350)	(c)

Beneficial Interest Transactions:
Shares sold			9,679,176	1,528,116
Reinvested dividends and distributions			1,484,636	163,146
Shares repurchased			(3,940,082)	(2,408,281)

Net Increase (Decrease) from Beneficial Interest Transactions			7,223,730	(717,019)

Net Increase in Net Assets			5,310,605	477,899

Net Assets:
Beginning of Year			10,299,023	9,821,124
End of Year			$15,609,628	$10,299,023	(a)

	Year Ended		Year Ended
Share Information:	May 31, 2019		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	729,098	$9,379,569	110,193	$1,419,839
Reinvested dividends and distributions	123,757	1,371,231	11,456	152,141
Shares repurchased	(298,386)	(3,737,778)	(174,477)	(2,312,315)
Net Increase (Decrease) in Shares of
Beneficial Interest	554,469	$7,013,022	(52,828)	$(740,335)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	21,759	$273,823	8,597	$108,277
Reinvested dividends and distributions	10,580	110,557	863	11,005
Shares repurchased	(15,145)	(193,113)	(7,675)	(95,966)
Net Increase in Shares of
Beneficial Interest	17,194	$191,267	1,785	$23,316

Class A Shares (b)	Shares	Amount	Shares	Amount
Shares sold	2,586	$25,784	-	$-
Reinvested dividends and distributions	375	2,848	-	-
Shares repurchased	(963)	(9,191)	-	-
Net Increase in Shares of
Beneficial Interest	1,998	$19,441	-	$-

(a)	Net Assets - End of Year includes undistributed net investment income of $11,619 as of May 31, 2018. The requirement to disclose the corresponding amount as of May 31, 2019 was eliminated.
(b)	For the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019.
(c)	Distributions for May 31, 2018 were the result of net realized gains.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years ended May 31,	2019	2018	2017	2016		2015

Net Asset Value, Beginning of Year	$13.79	$12.30	$11.00	$12.09		$12.09

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.09	0.02	(0.01)	(0.00)	(f)	0.10
Net realized and unrealized gain (loss)
on investments	(0.29)	1.68	1.31	(0.71)		0.35

Total from Investment Operations	(0.20)	1.70	1.30	(0.71)		0.45

Less Distributions From:
Net investment income	(0.04)	-	-	-		(0.11)
Net realized gains	(1.71)	(0.21)	-	(0.38)		(0.34)

Total Distributions	(1.75)	(0.21)	-	(0.38)		(0.45)

Net Asset Value, End of Year	$11.84	$13.79	$12.30	$11.00		$12.09

Total Return (g)	(0.55)%	13.87%	11.82%	(5.89)%		3.91%

Net Assets, End of Year (in thousands)	$14,781	$9,562	$9,178	$3,920		$11,650

Ratios of:
Gross Expenses to Average Net Assets (a)	2.65%	3.08%	4.87%	3.92%		2.12%
Net Expenses to Average Net Assets (a)	1.25%	1.25%	1.41%	1.20%	(e)	0.94%	(d)
Net Investment Income (Loss) to Average
Net Assets (a)(b)	0.70%	0.18%	(0.09)%	(0.02)%	(e)	0.81%	(d)

Portfolio turnover rate	159.92%	163.22%	190.49%	173.62%		69.31%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Includes reimbursement of acquired fund fees.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Less than $0.01 per share.
(g)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares
fiscal years ended May 31,	2019	2018	2017	(f)	2016	(f)	2015	(f)

Net Asset Value, Beginning of Year	$13.18	$11.88	$10.73		$11.91		$12.04

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	(0.03)	(0.10)	(0.12)		(0.12)		0.01
Net realized and unrealized gain (loss)
on investments	(0.28)	1.61	1.27		(0.68)		0.31

Total from Investment Operations	(0.31)	1.51	1.15		(0.80)		0.32

Less Distributions From:
Net investment income	(0.04)	-	-		-		(0.11)
Net realized gains	(1.71)	(0.21)	-		(0.38)		(0.34)

Total Distributions	(1.75)	(0.21)	-		(0.38)		(0.45)

Net Asset Value, End of Year	$11.12	$13.18	$11.88		$10.73		$11.91

Total Return (g)	(1.47)%	12.75%	10.72%		(6.75)%		2.82%

Net Assets, End of Year (in thousands)	$813	$737	$643		$381		$264

Ratios of:
Gross Expenses to Average Net Assets (a)	3.67%	4.09%	5.85%		5.25%		3.12%
Net Expenses to Average Net Assets (a)	2.25%	2.25%	2.44%		2.27%	(e)	1.94%	(d)
Net Investment Income (Loss) to Average
Net Assets (a)(b)	(0.25)%	(0.82)%	(1.06)%		(1.05)%	(e)	0.04%	(d)

Portfolio turnover rate	159.92%	163.22%	190.49%		173.62%		69.31%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Includes reimbursement of acquired fund fees.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(g)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Cavalier Tactical Economic Fund

Financial Highlights

For a share outstanding for the period from October 18, 2018
(Date of Initial Public Investment) through May 31, 2019	Class A Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net investment income (c)	0.02
Net realized and unrealized loss
on investments	(0.16)

Total from Investment Operations	(0.14)

Less Distributions From:
Net investment income	(0.04)
Net realized gains	(1.71)

Total Distributions	(1.75)

Net Asset Value, End of Period	$8.11

Total Return (e)(g)	(0.18)%

Net Assets, End of Period (in thousands)	$16

Ratios of:
Gross Expenses to Average Net Assets (a)(d)	2.96%
Net Expenses to Average Net Assets (a)(d)	1.50%
Net Investment Income to Average
Net Assets (a)(b)(d)	0.43%

Portfolio turnover rate (e)(f)	159.92%

(a) Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d) Annualized.
(e) Not annualized.
(f) Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(g) Does not include impact of sales charge.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Institutional Class Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Institutional Class Shares	-3.38%	4.18%	6.52%	09/20/12
S&P 500 Total Return Index	3.78%	9.21%	12.24%	N/A

				(Continued)

Cavalier Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.46% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Class C Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2019	Year	Year	Inception	Date
Class C Shares	-4.35%	3.14%	5.65%	09/26/12
S&P 500 Total Return Index	3.78%	9.21%	12.58%	N/A

				(Continued)

Cavalier Tactical Rotation Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.46% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2019

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Class A Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2019	Year	Inception	Date
Class A Shares - No Sales Load	-3.69%	0.88%	04/02/18
Class A Shares - 4.50% Maximum Sales Load	-7.81%	-3.03%	04/02/18
S&P 500 Total Return Index	3.78%	7.81%	N/A

		(Continued)

Cavalier Tactical Rotation Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2019

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2019. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.77% per the Fund’s most recent prospectus dated October 1, 2018.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund

Schedule of Investments

As of May 31, 2019
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 99.85%

Communication Services - 9.98%

The Communication Services Select Sector SPDR Fund	156,779	$7,382,723

Consumer Discretionary - 9.82%
The Consumer Discretionary Select Sector SPDR Fund	65,502	7,266,792

Consumer Staples - 10.25%
The Consumer Staples Select Sector SPDR Fund	136,360	7,582,980

Energy - 9.64%
The Energy Select Sector SPDR Fund	121,280	7,127,626

Financials - 9.81%
The Financial Select Sector SPDR Fund	278,914	7,257,342

Industrials - 9.78%
The Industrial Select Sector SPDR Fund	100,430	7,235,981

Materials - 9.87%
The Materials Select Sector SPDR Fund	138,409	7,301,075

Real Estate - 10.56%
The Real Estate Select Sector SPDR Fund	214,293	7,815,266

Technology - 9.64%
The Technology Select Sector SPDR Fund	99,206	7,131,919

Utilities - 10.50%
The Utilities Select Sector SPDR Fund	133,383	7,769,560

Total Exchange-Traded Products (Cost $73,314,930)		73,871,264

SHORT-TERM INVESTMENT - 0.04%
§ Fidelity Investments Money Market Government Portfolio -
Class I, 2.27%	26,826	26,826

Total Short-Term Investment (Cost $26,826)		26,826

Investments, at Value (Cost $73,341,756) - 99.89%		$73,898,090

Other Assets Less Liabilities - 0.11%		80,971

Net Assets - 100.00%		$73,979,061

§ Represents 7 day effective yield
		(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued

As of May 31, 2019

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	99.85%	$73,871,264
Short-Term Investment	0.04%	26,826
Other Assets Less Liabilities	0.11%	80,971
Total Net Assets	100.00%	$73,979,061

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2019

Assets:
Investments, at value (cost $73,341,756)	$73,898,090
Receivables:
Fund shares sold	10,889
Dividends	408
Due from Advisor	59,239
Prepaid expenses:
Registration and filing expenses	24,987
Insurance expenses	3,660
Fund accounting fees	3,250
Trustee fees and meeting expenses	667

Total assets	74,001,190

Liabilities:
Payables:
Fund shares repurchased	2,423
Accrued expenses:
Professional fees	15,750
Custody fees	1,680
Distribution and service fees - Class C Shares and Class A Shares	1,561
Shareholder fulfillment fees	715

Total liabilities	22,129

Total Net Assets	$73,979,061

Net Assets Consist of:
Paid in capital	$80,407,068
Accumulated deficit	(6,428,007)

Total Net Assets	$73,979,061

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	6,174,622
Net Assets	$71,697,098
Net Asset Value, Offering Price and Redemption Price Per Share	$11.61

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	189,416
Net Assets	$2,066,499
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.91

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	25,575
Net Assets	$215,464
Net Asset Value and Redemption Price Per Share	$8.42
Maximum Offering Price Per Share ($8.42 ÷ 95.50%)(b)	$8.82

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations

For the year ended May 31, 2019

Investment Income:
Dividends	$2,628,621

Total Investment Income	2,628,621

Expenses:
Advisory fees (note 2)	1,157,082
Administration fees (note 2)	114,123
Fund accounting fees (note 2)	51,607
Transfer agent fees (note 2)	47,734
Registration and filing expenses	40,646
Professional fees	40,260
Shareholder fulfillment fees	34,534
Distribution and service fees - Class C Shares (note 4)	23,697
Custody fees (note 2)	35,104
Trustee fees and meeting expenses (note 3)	10,119
Compliance fees (note 2)	9,831
Insurance expenses	3,377
Security pricing fees	2,168
Miscellaneous expenses	1,650
Distribution and service fees - Class A Shares (note 4)	391

Total Expenses	1,572,323

Advisory fees waived (note 2)	(101,867)

Net Expenses	1,470,456

Net Investment Income	1,158,165

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	2,702,316
Net change in unrealized appreciation (depreciation) on investments	(11,024,131)

Net Realized and Unrealized Loss on Investments	(8,321,815)

Net Decrease in Net Assets Resulting from Operations	$(7,163,650)

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets

For the years ended May 31,	2019	2018

Operations:
Net investment income	$1,158,165	$721,735
Net realized gain from investment transactions	2,702,316	3,529,606
Net change in unrealized appreciation (depreciation) on investments	(11,024,131)	3,969,855

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,163,650)	8,221,196

Distributions to Shareholders:
Institutional Class Shares	(14,746,142)	(654,389)
Class C Shares	(272,011)	(13,248)
Class A Shares	(22,986)	-

Net Decrease in Net Assets Resulting from Distributions	(15,041,139)	(667,637)	(b)

Beneficial Interest Transactions:
Shares sold	28,468,690	49,355,605
Reinvested dividends and distributions	11,863,603	540,626
Shares repurchased	(75,942,180)	(18,468,498)

Increase (Decrease) from Beneficial Interest Transactions	(35,609,887)	31,427,733

Net Increase (Decrease) in Net Assets	(57,814,676)	38,981,292

Net Assets:
Beginning of Year	131,793,737	92,812,445
End of Year	$73,979,061	$131,793,737	(a)

(Continued)

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets - Continued

		Year Ended		Year Ended
Share Information:		May 31, 2019		May 31, 2018
	Institutional Class Shares	Shares	Amount	Shares	Amount
	Shares sold	2,085,624	$27,901,931	3,579,899	$48,377,032
	Reinvested dividends and distributions	1,102,956	11,570,005	38,133	527,378
	Shares repurchased	(6,389,589)	(75,002,169)	(1,274,644)	(17,152,990)
	Net Increase (Decrease) in Shares of
	Beneficial Interest	(3,201,009)	(35,530,233)	2,343,388	$31,751,420
	Class C Shares	Shares	Amount	Shares	Amount
	Shares sold	24,582	$327,660	71,043	$933,573
	Reinvested dividends and distributions	27,476	272,011	997	13,248
	Shares repurchased	(68,762)	(876,107)	(33,843)	(435,436)
	Net Increase (Decrease) in Shares of
	Beneficial Interest	(16,704)	$(276,436)	38,197	$511,385
	Class A Shares	Shares	Amount	Shares (c)	Amount (c)
	Shares sold	24,642	$239,099	4,500	$45,000
	Reinvested dividends and distributions	2,833	21,587	-	-
	Shares repurchased	(6,400)	(63,904)	-	-
	Net Increase in Shares of
	Beneficial Interest	21,075	$196,782	4,500	$45,000

(a)	Net Assets - End of Year includes undistributed net investment income of $721,735 as of May 31, 2018. The requirement to disclose the corresponding amounts as of May 31, 2019 was eliminated.
(b)	Distributions for May 31, 2018 were the result of net investment income.
(c)	For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2019	2018	2017	2016		2015

Net Asset Value, Beginning of Year	$13.76	$12.78	$11.26	$12.23		$11.74

Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.13	0.09	0.08	(0.00)	(g)	0.04
Net realized and unrealized gain (loss)
on investments	(0.75)	0.97	1.44	(0.66)		1.02

Total from Investment Operations	(0.62)	1.06	1.52	(0.66)		1.06

Less Distributions From:
Net investment income	(0.10)	(0.08)	-	-		(0.06)
Net realized gains	(1.43)	-	-	(0.31)		(0.51)

Total Distributions	(1.53)	(0.08)	-	(0.31)		(0.57)

Net Asset Value, End of Year	$11.61	$13.76	$12.78	$11.26		$12.23

Total Return (a)	(3.38)%	8.28%	13.50%	(5.41)%		9.29%

Net Assets, End of Year (in thousands)	$71,697	$129,034	$89,872	$81,866		$92,098

Ratios of:
Gross Expenses to Average Net Assets (b)	1.34%	1.30%	1.41%	1.42%		1.41%
Net Expenses to Average Net Assets (b)	1.25%	1.25%	1.40%	1.26%	(f)	1.20%	(e)
Net Investment Income (Loss) to Average
Net Assets (b)(c)	1.03%	0.66%	0.64%	(0.03)%	(f)	0.36%	(e)

Portfolio turnover rate	379.14%	80.28%	166.56%	633.50%		323.99%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during each	Class C Shares
of the fiscal years ended May 31,	2019	2018	2017	(g)	2016	(g)	2015	(g)

Net Asset Value, Beginning of Year	$13.16	$12.36	$10.99		$12.06		$11.69

Income (Loss) from Investment Operations:
Net investment loss (d)	(0.01)	(0.04)	(0.02)		(0.11)		(0.11)
Net realized and unrealized gain (loss)
on investments	(0.71)	0.92	1.39		(0.65)		1.04

Total from Investment Operations	(0.72)	0.88	1.37		(0.76)		0.93

Less Distributions From:
Net investment income	(0.10)	(0.08)	-		-		(0.05)
Net realized gains	(1.43)	-	-		(0.31)		(0.51)

Total Distributions	(1.53)	(0.08)	-		(0.31)		(0.56)

Net Asset Value, End of Year	$10.91	$13.16	$12.36		$10.99		$12.06

Total Return (a)	(4.35)%	7.10%	12.47%		(6.33)%		8.24%

Net Assets, End of Year (in thousands)	$2,066	$2,713	$2,076		$7,823		$9,955

Ratios of:
Gross Expenses to Average Net Assets (b)	2.34%	2.30%	2.41%		2.41%		2.41%
Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.40%		2.25%	(f)	2.20%	(e)
Net Investment Loss to Average
Net Assets (b)(c)	(0.10)%	(0.32)%	(0.14)%		(0.99)%	(f)	(0.95)%	(e)

Portfolio turnover rate	379.14%	80.28%	166.56%		633.50%		323.99%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during the	Class A Shares
fiscal year or period ended May 31,	2019	2018	(i)

Net Asset Value, Beginning of Period	$10.49	$10.00

Income from Investment Operations:
Net investment income (loss) (f)	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	(0.59)	0.51

Total from Investment Operations	(0.54)	0.49

Less Distributions From:
Net investment income	(0.10)	-
Net realized gains	(1.43)	-

Total Distributions	(1.53)	-

Net Asset Value, End of Period	$8.42	$10.49

Total Return (c)(g)	(3.69)%	4.90%	(b)

Net Assets, End of Period (in thousands)	$215	$47

Ratios of:
Gross Expenses to Average Net Assets (d)	1.59%	1.61%	(a)
Net Expenses to Average Net Assets (d)	1.50%	1.50%	(a)
Net Investment Income (Loss) to Average Net Assets (d)(e)	0.55%	(1.49)%	(a)

Portfolio turnover rate	379.14%	80.28%	(b)(h)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Calculated using the average shares method.
(g) Does not include impact of sales charge.
(h)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(i)	For a share outstanding during the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

1.      Organization and Significant Accounting Policies

The Cavalier Funds (“Funds”) are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Cavalier Adaptive Income Fund seeks to achieve its investment objective by investing primarily in fixed income securities.
The Cavalier Fundamental Growth Fund seeks to achieve its investment objective by principally investing in stocks that the portfolio manager believes to have above-average growth potential relative to their peers.
The Cavalier Growth Opportunities Fund seeks to achieve its investment objective by investing in exchange-traded funds that are registered under the 1940 Act and not affiliated with the Fund that invest in equity securities of issuers from a number of countries throughout the world.
The Cavalier Hedged High Income Fund seeks to achieve its investment objective by investing other investment companies, including mutual and exchange-traded funds (“ETFs”) that are registered under the 1940 Act and not affiliated with the Fund or making direct investments in portfolio securities based upon institutional research.
The Cavalier Tactical Economic Fund seeks to achieve its investment objective by investing in funds that are registered under the 1940 Act and not affiliated with the Fund, including ETFs.
The Cavalier Tactical Rotation Fund seeks to achieve its investment objective by investing in ETFs that are registered under the 1940 Act and not affiliated with the Fund.
Each Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares, and Class A Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.
The Class C Shares and Class A Shares are subject to distribution plan fees as described in Note 4.  Each Fund’s Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the purchase date.  This amount is paid to Capital Investment Group, Inc. (the “Distributor”).  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class C Shares held longer than seven years will automatically convert into Institutional Class Shares.  Class A Shares have an initial sales charge of 4.50%, but there is no automatic conversion of Class A Shares into any other Class of Shares.
As of May 31, 2019, the Cavalier Fundamental Growth Fund, the Cavalier Growth Opportunities Fund, the Cavalier Tactical Economic Fund, and the Cavalier Tactical Rotation Fund were the only Funds with active Class A Shares.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	October 2, 2009	February 25, 2011	-
Cavalier Fundamental Growth Fund	October 17, 2013	November 4, 2013	March 13, 2018
Cavalier Growth Opportunities Fund	September 20, 2012	September 26, 2012	April 16, 2018
Cavalier Hedged High Income Fund	September 20, 2012	September 26, 2012	-
Cavalier Tactical Economic Fund	September 20, 2012	September 26, 2012	October 18, 2018
(formerly known as “Cavalier Multi Strategy Fund”)
Cavalier Tactical Rotation Fund	September 20, 2012	September 26, 2012	April 2, 2018

Fund Name Change
As of October 1, 2018, the Cavalier Tactical Economic Fund changed its name from the Cavalier Multi Strategy Fund per the annual Prospectus update filed on September 28, 2018.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
Each Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Underlying Funds
Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2019 for each Fund’s investments measured at fair value:

Cavalier Adaptive Income Fund
Assets	Total	Level 1	Level 2	Level 3
Preferred Stock	$500,000	$-	$500,000	$-
Corporate Bond	227,243	-	227,243	-
Asset-Backed Securities	1,141,229	-	1,141,229	-
Collateralized Mortgage Obligations	16,026,736	-	16,026,736	-
Short-Term Investment	1,543,780	1,543,780	-	-
Total Assets	$19,438,988	$1,543,780	$17,895,208	$-

Cavalier Fundamental Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$81,641,860	$81,641,860	$-	$-
Short-Term Investment	1,409,027	1,409,027	-	-
Total Assets	$83,050,887	$83,050,887	$-	$-

Cavalier Growth Opportunities Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$4,411,301	$4,411,301	$-	$-
Exchange-Traded Products*	43,477,284	43,477,284	-	-
Short-Term Investment	6,323,522	6,323,522	-	-
Total Assets	$54,212,107	$54,212,107	$-	$-

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

Cavalier Hedged High Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$10,259,337	$10,259,337	$-	$-
Common Stocks*	1,630,293	1,630,293	-	-
Preferred Stocks*	3,000,000	-	3,000,000	-
Short-Term Investment	19,726,646	19,726,646	-	-
Total Assets	$34,616,276	$31,616,276	$3,000,000	$-

Cavalier Tactical Economic Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$15,313,959	$15,313,959	$-	$-
Short-Term Investment	257,900	257,900	-	-
Total Assets	$15,571,859	$15,571,859	$-	$-

Cavalier Tactical Rotation Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$73,871,264	$73,871,264	$-	$-
Short-Term Investment	26,826	26,826	-	-
Total Assets	$73,898,090	$73,898,090	$-	$-

*Refer to the Schedules of Investments for a breakdown by sector.
The Funds had no transfers into or out of Level 1, 2, or 3 during the year ended May 31, 2019.  It is the Funds’ policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly, and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments, LLC (the “Advisor”) based upon the average daily net assets and calculated at an annual rate.

See the table below for the advisory fee rates and amounts incurred by the Advisor for each Fund during fiscal year ended May 31, 2019:

Fund	Advisory Fee Rate June 1, 2018 - May 31, 2019	Amount Incurred	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Cavalier Adaptive Income Fund	1.00%	$ 112,472	$ 112,472	$ 72,213
Cavalier Fundamental Growth Fund	1.00%	966,702	117,280	-
Cavalier Growth Opportunities Fund	1.00%	535,168	155,410	-
Cavalier Hedged High Income Fund	1.00%	314,448	124,783	-
Cavalier Tactical Economic Fund	1.00%	131,336	131,336	53,018
Cavalier Tactical Rotation Fund	1.00%	1,157,082	101,867	-

The Advisor has engaged sub-advisors to provide day to day portfolio management for some of the Funds.  Each sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amounts paid by the Advisor to the Sub-Advisor for each sub-advised Fund during the fiscal year ended May 31, 2019:

Fund	Sub-Advisors	Sub-Advisory Fee Rate	Sub-Advisory Fee Received
Cavalier Adaptive Income Fund	Buckhead Capital Management, LLC	0.05%	$ 5,659
Cavalier Fundamental Growth Fund	Navellier & Associates, Inc.	0.30% (on AUM over $20M)	229,828
Cavalier Growth Opportunities Fund	Bluestone Capital Management, LLC	0.30%	156,920
Cavalier Tactical Rotation Fund	Julex Capital Management, LLC	0.20%	230,883

All Due from Advisor amounts indicated in each Fund’s Statement of Assets and Liabilities were received on July 31, 2019.

Expense Limitation
The Advisor entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Funds, under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of the Institutional Class Shares, Class C Shares, and Class A Shares of the Funds for the fiscal year from June 1, 2018 through May 31, 2019.
(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	1.25%	2.25%	1.50%
Cavalier Fundamental Growth Fund	1.25%	2.25%	1.50%
Cavalier Growth Opportunities Fund*	1.25%	2.25%	1.50%
Cavalier Hedged High Income Fund	1.25%	2.25%	1.50%
Cavalier Tactical Economic Fund	1.25%	2.25%	1.50%
Cavalier Tactical Rotation Fund	1.25%	2.25%	1.50%

*For the period from June 1, 2018 through September 5, 2018, the Expense Limitation of the Cavalier Growth Opportunities Fund was 1.35% for the Institutional Class Shares, 2.35% for the Class C Shares, and 1.60% for the Class A Shares.

Administrator
Each Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month. The Administrator also receives a fee as to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $150 per month.

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

The Fund incurred the following amounts in Administration fees for the fiscal year ended May 31, 2019:

Fund
Cavalier Adaptive Income Fund	$ 22,960
Cavalier Fundamental Growth Fund	96,021
Cavalier Growth Opportunities Fund	51,800
Cavalier Hedged High Income Fund	31,241
Cavalier Tactical Economic Fund	23,002
Cavalier Tactical Rotation Fund	114,123

The Funds incurred the following amounts in Fund Accounting fees for the fiscal year ended May 31, 2019:

Fund
Cavalier Adaptive Income Fund	$ 34,120
Cavalier Fundamental Growth Fund	49,558
Cavalier Growth Opportunities Fund	43,966
Cavalier Hedged High Income Fund	36,146
Cavalier Tactical Economic Fund	38,039
Cavalier Tactical Rotation Fund	51,607

The Funds incurred the following amounts in Custody fees for the fiscal year ended May 31, 2019:

Fund
Cavalier Adaptive Income Fund	$ 11,462
Cavalier Fundamental Growth Fund	32,080
Cavalier Growth Opportunities Fund	14,960
Cavalier Hedged High Income Fund	7,245
Cavalier Tactical Economic Fund	6,272
Cavalier Tactical Rotation Fund	35,104

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent’s fee arrangements with the Funds.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

The Funds incurred the following amounts in Transfer Agent fees for the fiscal year ended May 31, 2019:

Fund
Cavalier Adaptive Income Fund	$ 27,000
Cavalier Fundamental Growth Fund	30,250
Cavalier Growth Opportunities Fund	33,000
Cavalier Hedged High Income Fund	27,000
Cavalier Tactical Economic Fund	30,726
Cavalier Tactical Rotation Fund	47,734

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds’ fee arrangements with the Distributor.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) will receive $2,000 each year from each Fund.  The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.      Distribution and Service Fees

The Board of Trustees, including a majority of the Independent Trustees , adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and Class A Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Fund during the fiscal year ended May 31, 2019:

Fund	Amount Incurred
	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	$ 31,868	$ -
Cavalier Fundamental Growth Fund	29,613	1,939
Cavalier Growth Opportunities Fund	10,411	482
Cavalier Hedged High Income Fund	9,345	-
Cavalier Tactical Economic Fund	7,714	29
Cavalier Tactical Rotation Fund	23,697	391

5.     Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Cavalier Adaptive Income Fund	$ 13,820,141	$ 2,964,268
Cavalier Fundamental Growth Fund	115,274,374	114,651,801
Cavalier Growth Opportunities Fund	142,550,312	128,957,782
Cavalier Hedged High Income Fund	23,408,311	41,049,743
Cavalier Tactical Economic Fund	25,507,908	19,891,550
Cavalier Tactical Rotation Fund	423,065,275	467,732,238

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2019.

6.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31,
2019, open taxable years consisted of the taxable years ended May 31, 2016 through May 31, 2019. No examination of tax returns is currently in progress for any of the Funds.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses, dividends paid/received, partnership adjustments, and PFIC mark-to-market adjustments and have no impact on the net assets of the Funds.  For the year ended May 31, 2019, the following reclassifications were necessary:

	Paid-In- Capital	Distributable Earnings/Accumulated Loss
Cavalier Adaptive Income Fund	$ (15,812)	$ 15,812
Cavalier Tactical Economic Fund	(1,250)	1,250
Cavalier Growth Opportunities Fund	(50,526)	50,526
Cavalier Fundamental Growth Fund	(698,067)	698,067
Cavalier Hedged High Income Fund	(112,923)	112,923

Distributions during the fiscal years ended May 31, 2018 and May 31, 2019 were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year ended	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cavalier Adaptive Income Fund	05/31/2019	$ 454,738	$ -	$ -
	05/31/2018	205,235	-	120,188
Cavalier Fundamental Growth Fund	05/31/2019	1,046,710	5,804,179	-
	05/31/2018	38,981	3,314,434	-
Cavalier Growth Opportunities Fund	05/31/2019	2,848,714	564,594	-
	05/31/2018	35,430	-	-
Cavalier Hedged High Income Fund	05/31/2019	1,434,166	-	-
	05/31/2018	421,036	-	-
Cavalier Tactical Economic Fund	05/31/2019	1,149,074	790,938	-
	05/31/2018	165,350	-	-
Cavalier Tactical Rotation Fund	05/31/2019	949,396	14,091,743	-
	05/31/2018	667,637	-	-
				-

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

At May 31, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

	Cavalier Adaptive Income Fund	Cavalier Fundamental Growth Fund	Cavalier Growth Opportunities Fund
Cost of Investments	$19,219,491	$76,959,375	$54,896,461

Gross Unrealized Appreciation	345,267	10,567,761	1,146,184
Gross Unrealized Depreciation	(125,765)	(4,476,249)	(1,830,538)
Net Unrealized Appreciation (Depreciation)	219,497	6,091,512	(684,354)

Accumulated Ordinary Income (Loss)	-	-	-
Undistributed Long-Term Capital Gains	-	-	-
Accumulated Net Capital Losses	(168,790)	-	(1,347,866)
Deferred Post-October Losses	(2,306)	(7,816,468)	(313,381)
Late Year Losses	-	(39,124)	(126,550)

Distributable Earnings (Accumulated Deficit)	$ 48,401	$(1,764,080)	$ (2,472,151)

	Cavalier Hedged High Income Fund	Cavalier Tactical Economic Fund	Cavalier Tactical Rotation Fund
Cost of Investments	$34,640,290	$15,826,056	$73,682,220

Gross Unrealized Appreciation	64,817	249,054	556,334
Gross Unrealized Depreciation	(88,831)	(503,251)	(338,464)
Net Unrealized Appreciation (Depreciation)	(24,014)	(254,197)	217,870

Accumulated Ordinary Income (Loss)	-	-	930,504
Undistributed Long-Term Capital Gains	-	-	-
Accumulated Net Capital Losses	(1,910,290)	-
Deferred Post-October Losses	(875,319)	(38,987)	(7,576,381)

Distributable Earnings (Accumulated Deficit)	$(2,809,623)	$(293,184)	$(6,428,007)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales. Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2019 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Cavalier Adaptive Income Fund has a loss carryforward of $168,790, of which $52,870 is short term in nature and $115,920 is long term in nature.  The Cavalier Growth Opportunities Fund has a loss carryforward of $1,347,866, all of which is short term in nature. The Cavalier Hedged High Income Fund has a loss carryforward of $1,910,290, of which $1,459,098 is short term in nature and $451,192 is long term in nature.  The capital loss carryforwards have no expiration date.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

In addition, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds’ fiscal year-end that have not been recognized for tax purposes (Deferred Post-October Losses).

For tax purposes, the current late year losses of $39,124 in the Cavalier Fundamental Growth Fund were incurred during the period from January 1, 2019 through May 31, 2019. The current late year losses of $126,550 in the Cavalier Growth Opportunities Fund were incurred during the period from January 1, 2019 through May 31, 2019.  The current late year losses of $2,306 in the Cavalier Adaptive Income Fund were incurred during the period from January 1, 2019 through May 31, 2019.  The current late year losses of $875,319 in the Cavalier Hedged High Income Fund were incurred during the period from January 1, 2019 through May 31, 2019.  The current late year losses of $38,987 in the Cavalier Tactical Economic Fund were incurred during the period from January 1, 2019 through May 31, 2019.  The current late year losses of $7,576,381 in the Cavalier Tactical Rotation Fund were incurred during the period from January 1, 2019 through May 31, 2019.  These losses will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, June 1, 2019.

7.      Concentration of Risk

The Cavalier Hedged High Income Fund currently invests a significant portion of its assets in the Goldman Sachs Access High Yield Corporate Bond ETF (“Goldman”).  The Cavalier Hedged High Income Fund may redeem its investment from Goldman at any time if the Advisor determines that it is in the best interest of the Cavalier Hedged High Income Fund and its shareholders to do so.  The performance of the Cavalier Hedged High Income Fund may be directly affected by the performance of Goldman. The financial statements of Goldman, including the portfolio of investments, can be found at Goldman’s website, www.gsam.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with Goldman’s financial statements.  As of May 31, 2019, the Cavalier Hedged Income Fund’s net assets invested in Goldman were 38.38%.

The Cavalier Tactical Economic Fund currently invests a significant portion of its assets in the iShares Core S&P 500 ETF (the “Core ETF”)  The Cavalier Tactical Economic Fund may redeem its investment from the Core ETF at any time if the Advisor determines that it is in the best interest of the Cavalier Tactical Economic Fund and its shareholders to do so.  The performance of the Cavalier Tactical Economic Fund may be directly affected by the performance of the Core ETF. The financial statements of the Core ETF, including the portfolio of investments, can be found at the Core ETF’s website, www.ishares.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Core ETF’s financial statements.  As of May 31, 2019, the Cavalier Tactical Economic Fund’s net assets invested in the Core ETF were 26.30%.

The Cavalier Tactical Economic Fund also currently invests a significant portion of its assets in the iShares Edge MSCI Min Vol USA ETF (the “MSCI ETF”)  The Cavalier Tactical Economic Fund may redeem its investment from the MSCI ETF at any time if the Advisor determines that it is in the best interest of the Cavalier Tactical Economic Fund and its shareholders to do so.  The performance of the Cavalier Tactical Economic Fund may be directly affected by the performance of the MSCI ETF. The financial statements of the MSCI ETF, including the portfolio of investments, can be found at the MSCI ETF’s website, www.ishares.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the MSCI ETF’s financial statements.  As of May 31, 2019, the Cavalier Tactical Economic Fund’s net assets invested in the MSCI ETF were 28.34%.

8.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

(Continued)

Cavalier Funds

Notes to Financial Statements

As of May 31, 2019

9.      New Accounting Pronouncements

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adopted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal year ended May 31, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal year ended May 31, 2019.

10.     Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:

Distributions

Per share distributions during the subsequent period were as follows:

Fund	Class	Record Date	Pay Date	Ordinary Income
Cavalier Adaptive Income Fund	Institutional	6/26/2019	6/27/2019	$ 0.03290
	Class C	6/26/2019	6/27/2019	0.02477

	Institutional	6/26/2019	6/27/2019	0.01826
Cavalier Hedged High Income Fund	Class C	6/26/2019	6/27/2019	0.01029

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Cavalier Adaptive Income Fund, Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Tactical Economic Fund, and Cavalier Tactical Rotation Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Cavalier Adaptive Income Fund, Cavalier Fundamental Growth Fund, Cavalier Growth Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Tactical Economic Fund (formerly, Cavalier Multi Strategy Fund), and Cavalier Tactical Rotation Fund, each a series of shares of beneficial interest in Starboard Investment Trust (the “Funds”), including the schedules of investments, as of May 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or periods as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights
Cavalier Adaptive Income Fund	For each of the years in the five-year period ended May 31, 2019
Cavalier Fundamental Growth Fund
For each of the years in the five-year period ended May 31, 2019 for Institutional Class Shares and Class C Shares and for the year ended May 31, 2019 and for the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018 for Class A Shares

Cavalier Growth Opportunities Fund
For each of the years in the five-year period ended May 31, 2019 for Institutional Class Shares and Class C Shares and for the year ended May 31, 2019 and for the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018 for Class A Shares

Cavalier Hedged High Income Fund	For each of the years in the five-year period ended May 31, 2019
Cavalier Tactical Economic Fund
For each of the years in the five-year period ended May 31, 2019 for Institutional Class Shares and Class C Shares and for the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019 for Class A Shares

Cavalier Tactical Rotation Fund
For each of the years in the five-year period ended May 31, 2019 for Institutional Class Shares and Class C Shares and for the year ended May 31, 2019 and for the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018 for Class A Shares

Basis for Opinion

These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and under the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian and brokers or by other appropriate auditing procedures where responses from brokers were not received.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
August 1, 2019

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund’s Form N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information
We are required to advise you within 60 days of each Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following distribution information for the fiscal year ended May 31, 2019.

	Ordinary Income	Long-Term Capital Gains
Cavalier Adaptive Income Fund	$ 454,738	$ -
Cavalier Fundamental Growth Fund	1,046,713	5,804,176
Cavalier Growth Opportunities Fund	2,848,714	564,594
Cavalier Hedged High Income Fund	1,434,166	-
Cavalier Tactical Economic Fund	1,149,093	790,919
Cavalier Tactical Rotation Fund	1,204,238	13,836,901

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 through May 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cavalier Adaptive Income Fund	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,023.00	$6.36	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,017.60	$11.42	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%

Cavalier Fundamental Growth Fund	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,040.60	$6.36	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,036.42	$11.42	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%
Class A Shares
Actual	$1,000.00	$ 992.09	$7.45	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%

Cavalier Growth Opportunities Fund	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 992.70	$6.21	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$ 987.80	$11.15	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%
Class A Shares
Actual	$1,000.00	$ 961.64	$7.34	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

Cavalier Hedged High Income Fund	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,041.00	$6.36	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,042.30	$11.46	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%

Cavalier Tactical Economic Fund	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,002.50	$6.24	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$ 998.21	$11.21	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%
Class A Shares
Actual	$1,000.00	$1,001.20	$7.48	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%

Cavalier Tactical Rotation Fund	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 962.700	$6.12	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$ 958.00	$10.98	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%
Class A Shares
Actual	$1,000.00	$ 961.30	$7.33	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%

*Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

5.     Approval of Investment Advisory Agreement and Sub-Advisory Agreements

Investment Advisory Agreement with the Advisor

In connection with the quarterly Board meeting held on December 6, 2018, the Board, including a majority of the Independent Trustees, discussed the renewal of the management agreement pursuant to Rule 15a-4 of the Investment Company Act of 1940 between the Trust and the Advisor, with respect to each of the Funds (together, the "Investment Advisory Agreement").
The Trustees then reviewed the information prepared by Cavalier Investments (the “Advisor”) relating to the renewal of the Investment Advisory Agreement, including the Advisor’s Form ADV, experience, profitability with respect to the Funds, its financial strength and capability, and other pertinent information.  The Trustees also reviewed, among other things, the Advisor’s income statement, fee and performance comparisons, and a copy of the current Investment Advisory Agreement.
The Trustees noted that the Cavalier Growth Opportunities Fund had become profitable, although it still reflects a loss for the Advisor for the one-year period. The Advisor discussed that the indirect expenses of the Advisor were allocated equally among the Funds because the amount of the Advisor’s time, effort, and resources devoted to each Fund was similar for each Fund. The Advisor also discussed the projected growth of the Funds with the Trustees.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)    Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since the Advisor began managing Fund (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives, policies and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares. The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

(ii)  Performance.  The Trustees compared the performance of the Funds with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average).  The Trustees also considered the consistency of the Advisor’s management of the Funds with its investment objective, policies, and limitations.  The Trustees made the following observations regarding the performance of each of the Funds.
Cavalier Adaptive Income Fund: The Trustees noted that the Fund had outperformed both its peer group and category for all periods shown.
Cavalier Fundamental Growth Fund: The Board noted that the Fund outperformed the peer group for all periods shown and outperformed the category since inception.
Cavalier Growth Opportunities Fund: The Trustees discussed that the Fund had outperformed its peer group but underperformed its category for all periods shown. They noted that the Fund is rated 5 Star by Morningstar for the 3 and 5 year periods and that the Fund is in the top 1% in the tactical category.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

Cavalier Hedged High Income Fund: The Trustees noted that the Fund had outperformed both its peer group and category for all periods shown.
Cavalier Tactical Economic Fund: The Trustees discussed that the Fund had outperformed its peer group for all periods shown but had underperformed the category average for all periods shown. They noted the Advisor’s explanation that the category was not well aligned with the Fund’s strategy.
Cavalier Tactical Rotation Fund: The Trustees noted that the Fund had outperformed the peer group for all periods shown and is rated 5 Star by Morningstar for the 3 and 5 year periods. They also discussed the Fund’s underperformance relative to its category and noted the Advisor’s explanation that the category was not well aligned with the Fund’s strategy.
After reviewing the investment performance of the Funds, the Advisor’s experience managing the Funds, the Advisor’s historical investment performance, and other factors, the Trustees concluded that the investment performance of the Funds and the Advisor was satisfactory.

(iii) Fees and Expenses.  The Trustees noted the management fees for the Funds under the Investment Advisory Agreement.  The Trustees noted that the management fee for each Fund was above average of the peer group and category.  They further discussed that the Advisor believed this was due primarily to the small size of the Fund relative to those comparison groups.  The Trustees considered the Advisor’s unique research and investment process in evaluating the reasonableness of its management fee.
Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)  Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Funds over the past twelve months.  The Board noted that the Advisor did not realize a profit for the prior twelve months of operations for any of the Funds except the Cavalier Fundamental Growth Fund and the Cavalier Tactical Rotation Fund.   The Trustees discussed the profitability level of the Advisor, noting, among other factors and circumstances, that the level of profitability was a function of current and expected expenses, and it was important for the Advisor to make a profit in order to have adequate resources to operate the Funds.  After discussion, the Trustees concluded that the Advisor’s level of profitability was not excessive.

(v)  Economies of Scale.  In this regard, the Trustees reviewed the Funds’ operational history and noted the Advisor’s advice that the size of the Funds had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Funds’ fee arrangements for breakpoints or other provisions that would allow the Funds’ shareholders to benefit from economies of scale in the future as the Funds grow.  The Trustees determined that the maximum management fee would stay the same regardless of the Funds’ asset levels but noted the Advisor’s willingness to consider breakpoints in the future as assets grow. The Trustees noted that the Funds were a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Funds grow.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

Sub-Advisory Agreement with Buckhead
In connection with the quarterly Board meeting held on September 5, 2018, the Board, including a majority of the Independent Trustees, discussed the renewal of the sub-advisory agreement, each between the Advisor and Buckhead Capital Management, LLC (“Buckhead”) (together, the "Sub-Advisory Agreement"), with respect the Cavalier Adaptive Income Fund (referred to in this section as the “Fund”).
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Buckhead.
In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)  Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of Buckhead under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by Buckhead to the Cavalier Adaptive Income Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Cavalier Adaptive Income Fund’s investment objectives, policies and limitations; its coordination of services for the Cavalier Adaptive Income Fund among the Cavalier Adaptive Income Fund’s service providers; and its efforts to promote the Cavalier Adaptive Income Fund, grow the Cavalier Adaptive Income Fund’s assets, and assist in the distribution of Cavalier Adaptive Income Fund shares.  The Trustees evaluated Buckhead’s staffing, personnel, and methods of operating; the education and experience of Buckhead’s personnel; Buckhead’s compliance program; and the financial condition of Buckhead.
After reviewing the foregoing information and further information in the memorandum from Buckhead (e.g., descriptions of Buckhead’s business, Buckhead’s compliance program, and Buckhead’s Form ADV), the Trustees concluded that the nature, extent, and quality of the services provided by Buckhead were satisfactory and adequate for the Cavalier Adaptive Income Fund.

(ii)  Performance.  The Trustees compared the performance of the Cavalier Adaptive Income Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average).  The Trustees noted that the Cavalier Adaptive Income Fund had outperformed the peer group average for one-year period although it underperformed for the 5 year and since inception periods.  The Trustees noted that the performance attributable to Buckhead was only for the one-year period, as they only recently began managing the Cavalier Adaptive Income Fund. After reviewing the investment performance of the Cavalier Adaptive Income Fund, the Trustees concluded that the investment performance of the Cavalier Adaptive Income Fund and Buckhead was satisfactory.

(iii)  Fees and Expenses.  The Trustees first noted the management fee for the Cavalier Adaptive Income Fund under the Investment Sub-Advisory Agreement. The Trustees then compared the sub-advisory fee and expense ratio of the Cavalier Adaptive Income Fund to other comparable accounts managed by Buckhead. The Trustees noted that the management fee was lower than the other comparable accounts at lower asset levels.

Following this comparison, and upon further consideration and discussion of the foregoing, the Trustees concluded that the fees to be paid to Buckhead by the Cavalier Adaptive Income Fund were not unreasonable in relation to the nature and quality of the services provided by Buckhead and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

(iv)  Profitability. The Board reviewed Buckhead’s profitability analysis in connection with its management of the Cavalier Adaptive Income Fund.  The Trustees noted that Buckhead did not realize a profit as of June 30, 2018, the most recent quarter end.

(v)  Economies of Scale. In this regard, the Trustees reviewed the Cavalier Adaptive Income Fund’s operational history and noted the Advisor’s advice that the size of the Cavalier Adaptive Income Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Cavalier Adaptive Income Fund’s fee arrangements for breakpoints or other provisions that would allow the Cavalier Adaptive Income Fund’s shareholders to benefit from economies of scale in the future as the Cavalier Adaptive Income Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Cavalier Adaptive Income Fund’s asset levels. The Trustees noted that the Cavalier Adaptive Income Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the sub-advisory fee could be reconsidered in the future as the Cavalier Adaptive Income Fund grows.

Conclusion. Having reviewed and discussed in depth such information from Buckhead as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interest of the shareholders of the Fund.
Sub-Advisory Agreement with Julex
In connection with the special Board meeting held on September 5, 2018, the Board, including a majority of the Independent Trustees, discussed the renewal of the new sub-advisory agreement, each between the Advisor and Julex Capital Management, LLC. (“Julex”) (together, the "Sub-Advisory Agreement"), with respect the Cavalier Tactical Rotation Fund (referred to in this section as the “Fund”).
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Julex.
In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)  Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of Julex under the proposed investment sub-advisory agreement. The Trustees reviewed the services to be provided by Julex to the Fund including without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Cavalier Tactical Rotation Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Trustees evaluated Julex’s: staffing, personnel, and methods of operating; the education and experience of Julex’s personnel; Julex’s compliance program; and the financial condition of Julex.

After reviewing the foregoing information and further information in the memorandum from Julex (e.g., descriptions of Julex’s business, compliance program, and Form ADV), the Trustees concluded that the nature, extent, and quality of the services to be provided by Julex were satisfactory and adequate for the Fund.
(ii)  Performance.  The Trustees then discussed that Julex’s personnel had experience in advising mutual funds and pointed out the performance of Julex with certain other accounts using a similar strategy to that of the Cavalier Tactical Rotation Fund.  They noted the sector composite used has a lot of overlap with the Fund’s strategy and outperformed its benchmark for the 1, 5, and since inception periods.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

The Trustees concluded that Julex was in a position to achieve satisfactory performance of the Fund.

(iii)  Fees and Expenses.  The Trustees noted the management fee rate for the Fund under the proposed investment sub-advisory agreement.  The Trustees then compared the proposed sub-advisory fee rate and net expense ratio of the Fund to other comparable accounts managed by Julex.  The Trustees noted that the maximum sub-advisory fee rate was lower than fee rates charged to other accounts using a comparable strategy managed by Julex as represented by Julex.
Following this comparison, and upon further consideration and discussion of the foregoing, the Trustees concluded that the fee rate to be paid to Julex was not unreasonable in relation to the nature and quality of the services to be provided by Julex and that they reflected charges that were within a range of what could have been negotiated at arm’s length.
(iv) Profitability. The Trustees reviewed Julex’s profitability analysis in connection with its proposed management of the Fund.  The Trustees noted that Julex anticipated a very small profit during the first 12 months of managing the Fund and modest profit during the second 12 months of managing the Fund.  The Trustees concluded that Julex’s expected level of profitability was not excessive.
(v)  Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted the Advisor’s advice that the Fund was not yet large enough to realize economies of scale. The Trustees then reviewed the Fund’s proposed fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.
Conclusion. Having reviewed and discussed in depth such information from Julex as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interest of the shareholders of the Fund.
Sub-Advisory Agreement with Bluestone
In connection with the special Board meeting held on September 5, 2018, the Board, including a majority of the Independent Trustees, discussed the renewal of the sub-advisory agreement, each between the Advisor and Bluestone Capital Management, LLC (together, the "Sub-Advisory Agreement"), with respect the Cavalier Growth Opportunities Fund (referred to in this section as the “Fund”).
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Beaumont.
In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)  Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of Bluestone under the proposed investment sub-advisory agreement. The Trustees reviewed the services to be provided by Bluestone to the Fund including without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees evaluated: Bluestone’s staffing, personnel, and methods of operating; the education and experience of Bluestone’s personnel; Bluestone’s compliance program; and the financial condition of Bluestone.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

The Trustees reviewed the financial statements for Bluestone and discussed the financial stability and profitability of the firm. The Trustees also considered potential benefits for Bluestone in managing the Fund, including promotion of Bluestone’s name, and the ability for Bluestone to place small accounts into the Fund.
After reviewing the foregoing information and further information in the memorandum from Bluestone (e.g., descriptions of Bluestone’s business, Bluestone’s compliance program, and Bluestone’s Form ADV), the Board concluded that the nature, extent, and quality of the services to be provided by Bluestone were satisfactory and adequate for the Fund.

(ii)  Performance.  The Trustees then discussed that Bluestone’s personnel had experience in advising mutual funds and highlighted the performance of Bluestone with certain other accounts using a similar strategy to that of the Fund.  They noted that those accounts had outperformed the benchmark for the one-year, ten-year, and since-inception periods and performed in line with the benchmark for the five-year period.  The Trustees concluded that Bluestone was positioned to achieve satisfactory performance of the Fund.
(iii)  Fees and Expenses.  The Trustees noted the management fee rate for the Fund under the proposed investment sub-advisory agreement.  The Trustees then compared the proposed sub-advisory fee rate and net expense ratio of the Fund to other comparable accounts managed by Bluestone.  The Trustees noted that the maximum sub-advisory fee rate was below fee rates charged to other accounts using a comparable strategy managed by Bluestone.
Following this comparison, and upon further consideration and discussion of the foregoing, the Trustees concluded that the fee rate to be paid to Bluestone was not unreasonable in relation to the nature and quality of the services to be provided by Bluestone and that they reflected charges that were within a range of what could have been negotiated at arm’s length.
(iv)  Profitability. The Trustees reviewed Bluestone’s profitability analysis in connection with its proposed management of the Fund.  The Trustees noted that Bluestone anticipated negative profitability during the first 12 months of managing the Fund and modest profit during the second 12 months of managing the Fund. The Trustees concluded that Bluestone’s expected level of profitability was not excessive.

(v) Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted the Advisor’s advice that the Fund was not yet large enough to realize economies of scale. The Trustees then reviewed the Fund’s proposed fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was also noted that no sub-advisory fee was payable until the Fund reached a certain asset level and that breakpoints in the advisory fee rate could be reconsidered in the future as the Fund grows.
Conclusion. Having reviewed and discussed in depth such information from Beaumont as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interest of the shareholders of the Funds.
Sub-Advisory Agreement with Navellier
In connection with the special Board meeting held on December 6, 2018, the Board, including a majority of the Independent Trustees, discussed the renewal of the sub-advisory agreement, each between the Advisor and Navellier & Associates, LLC (“Navellier”) (together, the "Sub-Advisory Agreement"), with respect the Cavalier Fundamental Growth Fund (referred to in this section as the “Fund”).
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Navellier.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)  Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Sub-Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Sub-Advisor began managing Fund (including research and recommendations with respect to portfolio securities); and its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations.  The Trustees evaluated the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; and the financial condition of the Advisor.
After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, the Sub-Advisor’s compliance program, and the Sub-Advisor’s Form ADV), the Trustees concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.

(ii)  Performance.  The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the Fund outperformed its peer group for all periods shows and outperformed the category for all but the one-year period. The Trustees also considered the consistency of the Sub-Advisor’s management of the Fund with its investment objective, policies and limitations. After reviewing the investment performance of the Fund, the Sub-Advisor’s experience managing the Fund, the Sub-Advisor’s historical investment performance, and other factors, the Trustees concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory.

(iii)  Fees and Expenses.  The Trustees noted the management fees for the Fund under the Investment Sub-Advisory Agreement. The Trustees discussed that the Sub-Advisory did not have any accounts using a comparable strategy to that of the Fund to which to compare the sub-advisory fee being charged by the Sub-Advisor, but that the overall management fee was not unreasonable in relation to the nature and quality of the services provided by the Sub-Advisor and Advisor. The Trustees considered the Sub-Advisor’s unique research and investment process in evaluating the reasonableness of its management fee.

Following this comparison, and upon further consideration and discussion of the foregoing, the Trustees concluded that the fees to be paid to the Sub-Advisor by the Fund were not unreasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)  Profitability. The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months and noted that the Sub-Advisor had returned a profit. The Independent Trustees discussed the profitability level of the Sub-Advisor, noting, among other factors and circumstances, that the level of profitability was a function of current and expected expenses, and it was important for the Sub-Advisor to make a profit in order to have adequate resources to operate the Funds.  After discussion, the Trustees concluded that the Sub-Advisor level of profitability was not excessive.

(v)  Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted the Advisor’s advice that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

Conclusion. Having reviewed and discussed in depth such information from Navellier as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interest of the shareholders of the Fund.
6.      Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees each received aggregate compensation of $15,085 during the fiscal year ended May 31, 2019 for their services to the Funds and Trust.

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	17
Independent Trustee of the Brown Capital Management Mutual Funds for all its series, Hillman Capital Management Investment Trust for all its series, Centaur Mutual Funds Trust for all its series, Chesapeake Investment Trust for all its series, Leeward Investment Trust for all its series, and WST Investment Trust for all its series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	17
Independent Trustee of World Funds Trust for all its series, Chesapeake Investment Trust for all its series, DGHM Investment Trust for all its series, Leeward Investment Trust for all its series and Hillman Capital Management Investment Trust for all its series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	17	None.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of May 31, 2019

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	17	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Robert G. Schaaf Date of Birth: 09/1988	Secretary	Since 09/18	General Counsel of The Nottingham Company since 2018; Daughtry, Woodard, Lawrence & Starling (08/2015 – 01/2018); JD/MBA Candidate, Wake Forest University (07/2011 – 05/2015).	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

The Cavalier Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69	Suite #100
Rocky Mount, North Carolina 27802-0069	Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(e)	Not applicable.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, May 31, 2019, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	2018	2019
Cavalier Adaptive Income Fund	$12,000	$12,250
Cavalier Fundamental Growth Fund	$12,000	$12,250
Cavalier Growth Opportunities Fund	$12,000	$12,250
Cavalier Hedged High Income Fund	$12,000	$12,250
Cavalier Tactical Economic Fund	$12,000	$12,250
Cavalier Tactical Rotation Fund	$12,000	$12,250

(b)	Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2018 and May 31, 2019 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2018	2019
Cavalier Adaptive Income Fund	$2,000	$2,000
Cavalier Fundamental Growth Fund	$2,000	$2,000
Cavalier Growth Opportunities Fund	$2,000	$2,000
Cavalier Hedged High Income Fund	$2,000	$2,000
Cavalier Tactical Economic Fund	$2,000	$2,000
Cavalier Tactical Rotation Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)	The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended May 31, 2018 and May 31, 2019 were $2,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: August 9, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: August 9, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: August 9, 2019	Ashley E. Harris Treasurer and Principal Financial Officer